UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

2303 Yorktown Avenue, Lynchburg, Virginia 24501

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (434) 846-1361

(Name and Address of Agent for Service)

David D. Basten

President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

Copy to:

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP

One Post Office Square

Boston, MA 02109

Date of fiscal year end: January 31

Date of reporting period: January 31, 2015

Item 1. Reports to Shareholders.

API EFFICIENT FRONTIER CAPITAL INCOME FUND

API EFFICIENT FRONTIER GROWTH FUND

API EFFICIENT FRONTIER INCOME FUND

API EFFICIENT FRONTIER CORE INCOME FUND

API EFFICIENT FRONTIER VALUE FUND

API MASTER ALLOCATION FUND

ANNUAL REPORT DATED JANUARY 31, 2015

CONTENTS

Letter to Shareholders	1-3

Financial Statements

Schedule of Investments
Capital Income Fund	4-7
Growth Fund	8-11
Income Fund	12-18
Core Income Fund	19-21
Value Fund	22-24
Master Allocation Fund	25

Statements of Assets and Liabilities	26

Statements of Operations	27

Statements of Changes in Net Assets	28-29

Financial Highlights
Capital Income Fund	30-32
Growth Fund	33-35
Income Fund	36-38
Core Income Fund	39-41
Value Fund	42-44
Master Allocation Fund	45-47

Notes to Financial Statements	48-59

Report of Independent Registered Public Accounting Firm	60

Expense Examples	73

Other Information	76

Dear Fellow Shareholders,

The fiscal year that ended January 31, 2015 presented investors with a volatile market environment that did not favor short-term returns. While we were not pleased with the results in our funds over the last twelve months, we are encouraged by signs that we should soon be returning to an environment where the merits of individual holdings are more likely to be properly weighted by the market. We are confident that our portfolios are positioned to take advantage of the opportunities that the future offers and will continue to help our shareholders achieve their long-term goals.

History has shown that the best course of action in volatile markets is to maintain a highly disciplined long-term focus and concentrate on managing risk and preserving capital. API Funds was founded to provide investors access to an investment strategy that consistently offers a long-term horizon, broad diversification and a commitment to analyze market risk and reward based on discipline—not emotion. In today’s challenging environment, our investment strategy for each of the Funds remains consistent. We are committed to finding the most attractive investments and diversifying across a wide range of sectors and holdings. As always, we will constantly monitor each of our holdings in order to eliminate underperforming issues and introduce new investments that meet our selection criteria.

DRIVERS OF 2014 INVESTMENT RESULTS

A cycle of profit taking in small and mid-capitalization companies had a negative impact on investment results. In spite of this, however, the Capital Income, Growth, Value and Master Allocation Funds continued to produce positive returns.

The funds’ exposure to businesses operating outside of the U.S. weighed on performance primarily due to the strong U.S. dollar (USD) and negative results produced by European stocks.

The fixed income segments represented in each of our funds appreciated during the twelve-month period, with the sole exception of business development companies (BDCs). However, the fixed income markets did present certain challenges.

•

Non-U.S. bonds declined during the latter half of the reporting period due to concerns about lackluster economic growth in Europe and Asia, as well as political instability around the globe. However, thanks to judicious security selections, our funds were able to outperform the underlying benchmarks for non-U.S. bonds.

•	While the funds’ exposure to high-yield corporate bonds increased, these issues underperformed their underlying benchmarks and placed pressure on the funds’ returns.

A WORD ABOUT INDEXES

As market-weighted indexes like the S&P 500 rose last year, these indexes became increasingly exposed to the mega caps (like Apple, up 40% in 2014) that dominate the weightings of those indexes. For example, the top 25 names in the S&P 500 account for only 5% of the stocks, but almost 31% of the performance in 2014.

While we have high regard for Apple and several other large companies, we doubt that they can continue to grow at these rates. In fact, historically, small and mid cap names have beaten large caps over market cycles of five years or more. Therefore, we would advise investors to carefully consider the value of broad based index funds, unless mega/large cap companies continue to outperform the rest of the market.

A RECOVERY IN THE WORKS

The U.S. Economy. While the American economy has technically been out of recession for six years, we are just now beginning to see meaningful signs of recovery.

The International Monetary Fund projects economic expansion of 3.1% for the U.S. next year, well above expectations for the Euro area and Japan. Despite these positive signs, however, the economy is far from full strength and may require support from the Federal Reserve for years to come.

U.S. Consumer Outlook. Consumers account for roughly of 70% of U.S. economic activity and play a major role in sustaining the economy.

Cheaper oil has been the prime driver of a brighter consumer outlook. However, Americans appear to be holding on to the money they aren’t spending at the pump.

•	Retail sales in December and January were surprisingly weak

•	Americans’ savings rate rose to 5.5% in January, a 0.05% increase from the prior month and the highest rate since December 2012.

However, there are glimmers that consumer confidence is beginning to grow. Additional figures released in January indicate that U.S. households increased spending by 4.2% during the final three months of 2014, the largest increase in four years.

U.S. Labor Market. The labor market has rallied impressively since the dark days following the 2008 economic crisis. Millions of new jobs are appearing, wages are increasing and many who had given up looking for work are trying again—and succeeding.

Between 2011 and 2014, the unemployment rate in the U.S. declined significantly, trailing only eight countries worldwide, according to the International Monetary Fund (IMF). In fact, the U.S. unemployment rate is now one of the lowest in the Organisation for Economic Co-operation and Development (OECD), an association consisting primarily of economically advanced nations.

U.S. firms added more than 1 million net new jobs in the last three months of 2014, the best showing since 1997. Additionally, the Job Openings and Labor Turnover Survey, released on February 10, showed 5 million job open ings by December 31, the highest level since 2001.

Global Outlook. Concerns over a significant global downturn continue to subside as a result of positive economic data trends from December 2014 and later. Global manufacturing output also improved in the Euro zone, thanks in large part to continued gains in Germany. In addition, improved U.S. labor market conditions raised hopes for increased consumer demand that could help export growth in other economies, such as China.

INVESTMENT OUTLOOK

The current U.S. bull market, which started in March 2009, is now the fourth longest in history. While it isn’t about to end, we do expect some volatility going forward. As the economy continues to grind higher, we anticipate that earnings and dividends will continue to rise and that the market will follow this upward trend.

Inflationary Pressures. In our opinion, the most significant economic inflection point in the coming year will be the reintroduction of inflation into the economy as a result of capacity utilization reaching normal levels and continued wage increases. At the same time, however, businesses should finally begin to see increased demand—the largest missing factor over the last 5+ years. Therefore, despite some volatility, we believe the market impact will be generally positive.

U.S. Equities. We believe we are entering a more demand-driven phase of the continuing bull market. U.S. market price-to-earnings are currently within normal historical ranges and need demand-driven earnings to continue the upward march. The current price of oil is not only enhancing consumer buying power, but also lowering costs for many companies. We anticipate that this will result in increased demand over the broad economy, while also dampening inflationary pressures over the short term.

Non U.S. Equities. While we continue to find the domestic market attractive, we believe the best opportunities remain outside the United States. We believe that a confluence of circumstances could provide an attractive entry point for what could prove to be the best investment opportunity in the worldwide market place. These circumstances include the recent implementation of the Euro version of the Quantitative Easing (QE) program, attractive valuations, government reforms over the last year (which make it easier to do business) and a growing middle class.

Interest Rates. In light of growing pressure on inflation, we expect the Federal Reserve to raise the Fed Funds rate over the next twelve months. However, we would not be surprised if the Fed delays this increase until the latter half of the year.

The bottom line is that we expect interest rates to rise and feel confident since it is the direction—not the exact timing of rate movements—that is the driving force behind our investments. As a result, we continue to favor High Yield bonds which, historically are much less sensitive to interest rates that investment grade bonds.

As always, we appreciate the trust you have placed in API Funds and Portfolios. We value the opportunity to work with you to manage your assets and help you reach your financial goals. Please visit us at www.apifunds.com or contact us at 800-544-6060 with any questions or concerns you may have about our funds.

Sincerely,

David D. Basten
Founder & Chief Executive Officer
API Funds and Portfolios

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus by calling 1-800-544-6060. The Performance quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Distributed by Unified Financial Securities, Inc., 2960 North Meridian Street, Suite 300, Indianapolis, IN 46208. (Member FINRA)

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

January 31, 2015

	Principal/ Shares	Value
COMMON STOCKS — 85.8%
Consumer Discretionary — 4.3%
Greene King PLC	14,950	$189,417
McDonald’s Corp.	2,500	231,100
MDC Partners, Inc.	12,300	293,970
Omnicom Group, Inc.	2,500	182,000
Pearson plc	5,100	103,326
Shaw Communications, Inc.	5,000	115,700
Six Flags Entertainment Corporation	4,500	193,320
Speedway Motorsports, Inc.	5,000	111,450
Target Corporation	2,800	206,108

		1,626,391

Consumer Staples — 8.4%
Altria Group, Inc.	4,500	238,950
Archer-Daniels-Midland Company	1,900	88,597
British American Tobacco PLC	1,300	146,445
Coca Cola Co.	2,900	119,393
ConAgra Foods, Inc.	3,700	131,091
Diageo Plc ADR	1,400	165,382
General Mills, Inc.	4,500	236,160
Imperial Tobacco Group plc	2,100	196,182
Kellogg Corporation	1,500	98,370
Kimberly-Clark Corporation	1,800	194,328
Kraft Foods Group, Inc.	2,900	189,486
Mondelez International, Inc.	6,500	229,060
Nestle SA	1,500	114,765
Philip Morris International, Inc.	1,500	120,360
Procter & Gamble Co.	1,500	126,435
Reckitt Benckiser Group PLC	9,000	153,090
Reynolds American, Inc.	3,200	217,440
Sysco Corporation	5,000	195,850
Walgreens Boots Alliance, Inc.	1,800	132,750
Woolworths Limited	3,300	81,015

		3,175,149

Energy — 8.3%
BP plc	5,300	205,799
Cenovus Energy, Inc.	6,800	128,452
Chevron Corporation	2,550	261,452
China Petroleum & Chemical Corporation	2,860	226,541
Crescent Point Energy Corp.	3,100	73,594
Eni S.p.A. ADR	6,500	220,350
Kinder Morgan, Inc.	2,500	102,625
PetroChina Company Limited	1,700	184,569
Royal Dutch Shell PLC	3,600	221,220
Sasol Ltd. ADR	5,000	185,400
SeaDrill Ltd.	9,000	96,660
Statoil ASA ADR	9,000	151,200
Suncor Energy, Inc.	6,900	205,689
Teekay Corporation	4,000	169,320
Total SA ADR	4,000	206,040
TransCanada Corp.	6,000	266,880
Williams Companies, Inc.	5,500	241,230

		3,147,021

Financials — 15.8%
Aflac, Inc.	1,600	91,328
Allianz SE	11,000	181,500
Australia and New Zealand Banking Group Limited	7,100	181,405
Aviva plc ADR	22,000	349,580
AXA SA	8,700	204,711
Banco Santander SA	16,376	109,555
Bank of Montreal	2,100	120,708
Bank of Nova Scotia	4,500	216,180
BB&T Corporation	5,800	204,682
Blackrock, Inc.	700	238,357
Calamos Asset Management, Inc.	10,500	131,775
Canadian Imperial Bank of Commerce	1,800	124,956
Charles Schwab Corporation	9,750	253,305
Erie Indemnity Co.	3,000	259,980
Flushing Financial Corporation	11,000	199,100
Horace Mann Educators Corporation	6,000	182,820
HSBC Holdings plc	3,300	150,876
JPMorgan Chase & Co.	4,500	244,710
M & T Bank Corp.	2,000	226,320
Maiden Holdings, Ltd.	17,800	222,500
Manulife Financial Corporation	8,000	128,640
Muenchener Rueckversicherungs-Gesellschaft AG	9,000	180,180
National Australia Bank Limited	7,000	96,670
Northwest Bancshares, Inc.	3,395	40,061
OceanFirst Financial Corp.	7,000	113,400
Old National Bancorp	11,000	147,510
PartnerRe Ltd.	1,800	205,920
SCOR SE	30,000	91,860
State Auto Financial Corp.	10,000	220,000
Svenska Handelsbanken AB	4,000	94,880
Swedbank AB	4,000	96,960
Toronto Dominion Bank	7,000	278,810
T. Rowe Price Group, Inc.	3,000	236,160
Westpac Banking Corporation	5,300	141,775

		5,967,174

Health Care — 5.9%
Astrazeneca PLC ADR	3,200	227,328
Baxter International, Inc.	4,000	281,240

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Becton, Dickinson and Company	950	$131,176
Bristol-Myers Squibb Company	4,500	271,215
Computer Programs and Systems, Inc.	4,200	206,892
Eli Lilly & Co.	1,400	100,800
GlaxoSmithKline PLC	2,000	88,000
Halyard Health, Inc.*	225	10,028
Indivior PLC*	240	3,228
Merck & Co., Inc.	4,500	271,260
Novartis AG	1,400	136,360
Pfizer, Inc.	5,900	184,375
Roche Holding AG	1,400	47,264
Sanofi ADR	5,500	253,495

		2,212,661

Industrials — 8.7%
Aircastle Ltd.	9,500	190,570
Atlantia S.p.A.	9,000	115,740
Caterpillar, Inc.	2,400	191,928
CLARCOR Inc.	2,700	168,831
Covanta Holding Corporation	10,000	204,400
Deere & Company	1,500	127,785
Emerson Electric Co.	1,500	85,410
Fly Leasing Ltd.	15,200	202,312
General Dynamics Corporation	1,500	199,815
General Electric Company	6,000	143,340
Healthcare Services Group, Inc.	7,700	242,627
HNI Corporation	4,000	197,000
Hopewell Highway Infrastructure Limited	800	384
Hopewell Holdings Limited	16,000	60,160
Illinois Tool Works, Inc.	1,300	121,017
Knoll, Inc.	8,600	176,214
Lockheed Martin Corporation	1,000	188,370
Macquarie Infrastructure Company LLC	2,000	142,920
Nielsen N.V.	3,500	152,460
Norfolk Southern Corp.	1,300	132,561
Sydney Airport	11,000	43,890
3M Co.	800	129,840
Vinci SA	3,800	49,704

		3,267,278

Information Technology — 4.0%
Broadridge Financial Solutions, Inc.	5,500	263,945
Electrocomponents plc	27,400	84,666
IAC/InterActiveCorp	3,400	207,230
Intersil Corporation	9,000	128,790
Linear Technology Corporation	3,200	143,808
Maxim Integrated Products, Inc.	7,500	248,175
Microsoft Corporation	4,000	161,600
Paychex, Inc.	3,500	158,410
Taiwan Semiconductor Manufacturing Company Ltd.	4,500	102,195

		1,498,819

Materials — 5.4%
Air Products and Chemicals, Inc.	1,300	189,293
Dow Chemical Company	7,500	338,700
E. I. du Pont de Nemours and Company	3,600	256,356
Freeport-McMoRan, Inc.	6,000	100,860
LyondellBasell Industries NV	2,000	158,180
Monsanto Corporation	1,400	165,172
Nucor Corporation	4,100	178,965
Olin Corporation	8,700	218,109
Potash Corporation of Saskatchewan	6,500	237,510
Sonoco Products Co.	4,500	198,900

		2,042,045

Real Estate Investment Trusts — 10.6%
Agree Realty Corp.	5,000	173,200
Associated Estates Realty Corporation	4,500	112,095
CBL & Associates Poperties, Inc.	9,000	185,580
Cherry Hill Mortgage Investment Corporation	6,500	109,980
Chimera Investment Corporation	41,000	128,740
City Office REIT, Inc.	20,000	256,000
Colony Financial, Inc.	8,000	200,400
Corrections Corporation of America	5,000	196,600
Digital Realty Trust, Inc.	3,700	269,878
GEO Group, Inc.	6,000	261,120
Government Properties Income Trust	8,400	191,520
Gramercy Property Trust, Inc.	16,000	110,720
Home Properties, Inc.	2,000	141,000
Independence Realty Trust	17,500	166,600
PennyMac Mortgage Investment Trust	6,500	146,315
Physicians Realty Trust	7,000	123,480
Plum Creek Timber Company, Inc.	3,400	151,368
Preferred Apartment Communities, Inc.	9,000	90,990
Rayonier, Inc.	4,500	132,075
Redwood Trust, Inc.	7,000	139,510
Ryman Hospitality Properties, Inc.	3,300	181,170
Spirit Realty Capital, Inc.	13,000	167,180
Summit Hotel Properties, Inc.	21,500	275,630
Two Harbors Investment Corp.	10,000	103,200

		4,014,351

Telecommunication Services — 6.6%
A T & T, Inc.	6,500	213,980
BCE, Inc.	7,000	321,650

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Bezeq Israeli Telecommunication Corporation Ltd.	40,700	$65,120
BT Group plc	4,000	251,120
NTT DOCOMO, Inc. ADR	12,000	202,560
Rogers Communcations, Inc.	4,500	160,335
Singapore Telecommunications Limited	5,000	150,450
Swisscom AG	1,800	105,858
Telefonica Brasil S.A.	5,000	92,200
Telefonica S.A.	11,314	168,692
Telenor ASA	1,500	97,080
TeliaSonera AB	7,000	86,030
Telstra Corporation Limited	7,000	176,890
Verizon Communications, Inc.	4,409	201,535
Vodafone Group PLC	5,000	175,650

		2,469,150

Utilities — 7.8%
AGL Resources, Inc.	2,200	124,036
American Electric Power Company, Inc.	2,800	175,868
Centrica PLC	8,500	152,235
CMS Energy Corporation	6,500	245,245
Dominion Resources, Inc.	2,400	184,536
DTE Energy Company	1,500	134,490
Duke Energy Corporation	2,100	182,994
Electricite de France	9,800	52,920
Empresa Nacional de Electricidad SA ADR	4,300	183,610
Enagas SA	3,300	52,173
Exelon Corporation	5,900	212,636
Iberdrola S.A.	1,850	50,783
Laclede Group, Inc.	4,500	241,920
National Grid PLC ADR	2,000	140,680
NextEra Energy, Inc.	1,600	174,784
Pinnacle West Capital Corp.	2,700	189,486
SCANA Corp.	3,000	191,310
SSE PLC	4,100	99,425
United Utilities Group PLC	5,100	157,539

		2,946,670

Total Common Stocks		32,366,709

CORPORATE BONDS & NOTES — 1.3%
Structured Notes — 1.3%
Credit Suisse AG Contingent Coupon Callable Yield Notes, Variable Rate, due 10/15/2018	$305,000	290,208
Morgan Stanley Contingent Income Auto-Callable Securities, Variable Rate, due 1/25/2023	$200,000	205,040

Total Corporate Bonds & Notes		495,248

INVESTMENT COMPANIES — 12.9%
Business Development Companies — 1.8%
Ares Capital Corp.	13,000	216,450
FS Investment Corporation	12,500	116,500
Monroe Capital Corporation	13,000	187,460
Triangle Capital Corporation	5,800	121,568
TriplePoint Venture Growth BDC Corp.	3,500	48,510

		690,488

Exchange Traded Funds — 9.1%
Arrow Dow Jones Global Yield ETF	7,000	172,760
Deutsche X-Trackers MSCI All World ex US Hedged Equity ETF	4,000	99,600
Deutsche X-Trackers MSCI Brazil Hedged Equity ETF	3,000	36,210
Deutsche X-Trackers MSCI EAFE Hedged Equity ETF	2,000	55,620
Deutsche X-Trackers MSCI Emerging Markets Hedged Equity ETF	2,500	53,375
Deutsche X-Trackers MSCI Europe Hedged Equity ETF	7,000	189,700
Deutsche X-Trackers MSCI Japan Hedged Equity ETF	2,500	92,575
Deutsche X-Trackers MSCI Mexico Hedged Equity ETF	2,000	48,500
iShares Asia/Pacific Dividend ETF	4,500	221,369
iShares Emerging Markets Dividend ETF	5,000	209,600
iShares International Select Dividend ETF	7,000	236,110
iShares MSCI Australia ETF	12,000	263,040
iShares MSCI Pacific ex-Japan ETF	6,500	286,975
iShares MSCI Singapore ETF	23,000	293,710
PowerShares International Dividend Achievers Portfolio	12,950	223,906
SPDR Euro STOXX 50 ETF	6,150	226,874
Vanguard FTSE Europe ETF	4,550	239,694
WisdomTree Europe SmallCap Dividend Fund	4,700	245,340
WisdomTree International Dividend ex-Financials Fund	5,250	227,798

		3,422,756

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Money Market Funds — 2.0%
Fidelity Institutional Money Market Portfolio	$754,758	$754,758

Total Investment Companies		4,868,002

Total Investments — 100.0% (cost $32,787,808)		37,729,959
Other Assets in Excess of Liabilities — Less Than 0.05%		6,677

Net Assets — 100.0%		$37,736,636

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

SCHEDULE OF INVESTMENTS

January 31, 2015

	Shares	Value
COMMON STOCKS — 90.4%
Consumer Discretionary — 16.7%
Autoliv, Inc.	2,500	$265,150
AutoZone, Inc.*	600	358,176
Blue Nile, Inc.*	8,500	264,180
Cabela’s, Inc.*	4,000	219,800
CarMax, Inc.*	4,400	273,240
Chipotle Mexican Grill, Inc.*	400	283,936
Christian Dior SA	1,380	239,182
DIRECTV*	3,500	298,480
DSW, Inc. Class A	8,000	284,480
Gentherm, Inc.*	6,000	220,680
Grupo Televisa S.A.B.	7,000	228,270
Hermes International	475	161,139
Honda Motor Co. Ltd.	5,400	163,188
HSN, Inc.	4,200	325,248
Iconix Brand Group, Inc.*	6,100	202,764
Lear Corporation	3,000	301,050
Liberty Broadband Corporation Class A*	5,300	235,691
Liberty Broadband Corporation Class C*	5,300	235,320
Liberty Global plc Class A*	3,300	154,176
Liberty Global plc Series C*	7,400	337,366
Liberty Interactive Corporation*	8,000	218,880
Liberty Media Corporation Class A*	7,200	245,160
Liberty Media Corporation Class C*	3,200	109,184
Liberty TripAdvisor Holdings, Inc. Class A*	10,000	239,400
Liberty Ventures Series A*	4,637	173,192
LKQ Corporation*	9,100	234,871
Lowe’s Companies, Inc.	6,000	406,560
LVMH Moet Hennessey Louis Vuitton SA	6,200	199,702
Michael Kors Holdings Limited*	3,500	247,765
Naspers Limited	2,000	292,640
Nike, Inc. Class B	3,300	304,425
Nitori Holdings Co., Ltd.*	5,000	284,600
O’Reilly Automotive, Inc.*	1,500	281,040
Outerwall, Inc.*	4,000	248,320
Panera Bread Co.*	1,600	274,976
Priceline Group, Inc.*	200	201,896
Publicis Groupe SA	10,500	197,925
Reed Elsevier NV	5,500	268,290
Sekisui Chemical Co., Ltd.	21,000	231,630
Signet Jewelers Ltd.	2,400	290,664
Starbucks Corporation	3,200	280,096
Starz — A*	10,200	301,104
Thor Industries, Inc.	5,000	281,750
Tractor Supply Company	4,000	324,680
TripAdvisor, Inc.*	2,900	194,329
Ulta Salon, Cosmetics & Fragrance, Inc.*	2,700	356,238
Yue Yuen Industrial (Holdings) Limited	14,500	267,960

		12,008,793

Consumer Staples — 3.3%
Costco Wholesale Corporation	2,300	328,877
Fomento Economico Mexicano S.A.B. de C.V. ADR	2,700	225,612
Fresh Del Monte Produce, Inc.	8,000	269,040
Hain Celestial Group, Inc.*	5,600	295,512
L’Oreal SA	7,000	250,950
Mead Johnson Nutrition Company	3,000	295,470
Nestle SA ADR	2,900	221,879
Pernard Ricard SA	11,000	263,780
Tate & Lyle PLC	21,800	222,796

		2,373,916

Energy — 0.9%
Cameron International Corporation*	3,500	156,730
Core Laboratories N.V.	1,300	120,575
Imperial Oil Ltd.	5,700	211,527
Tenaris SA ADR	5,700	160,968

		649,800

Financials — 10.4%
ACE Limited	2,500	269,900
Affiliated Managers Group, Inc.*	1,300	267,176
Allied World Assurance Comapny Holdings Ltd.	6,000	232,020
Aon plc	3,400	306,170
Aspen Insurance Holdings Ltd.	6,700	290,244
Assurant, Inc.	4,000	254,040
Axis Capital Holdings Ltd.	5,000	254,500
Bank of China Ltd.	555,000	310,800
Bank of Communications Co. Ltd.	375,000	315,000
Brookfield Asset Management, Inc.	6,000	305,880
CaixaBank SA	43,300	188,788
FXCM, Inc. Class A	30,500	67,100
Greenlight Capital Re, Ltd.*	7,900	248,139
Hanover Insurance Group, Inc.	4,000	276,000
Henderson Land Development Company Limited	37,500	262,500
HFF, Inc.	8,300	281,951
Markel Corp.*	400	273,344
Moody’s Corp.	2,500	228,325
Noah Holdings Ltd.*	9,500	177,365
PHH Corporation*	9,000	224,460
Prudential plc	10,500	256,410
Raymond James Financial, Inc.	5,000	263,100
Remgro Ltd.	11,000	255,640
Safety Insurance Group, Inc.	4,000	247,800

API GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
Sampo Oyj	10,600	$256,308
Stifel Financial Corp.*	5,000	235,750
Tokio Marine Holdings, Inc.	7,800	275,184
UMB Financial Corporation	4,600	223,192
United Overseas Bank Limited	13,000	222,560
Voya Financial, Inc.	6,500	253,565

		7,523,211

Health Care — 12.0%
Actavis plc*	1,200	319,848
Akorn, Inc.*	6,500	276,770
Alkermes PLC*	4,000	289,000
Allergan, Inc.	1,600	350,816
Bayer AG	1,700	243,916
Bruker Corporation*	10,800	203,688
Celgene Corporation*	3,000	357,480
Centene Corporation*	2,500	272,900
Essilor International SA	4,200	233,814
ExamWorks Group, Inc.*	6,500	240,240
Express Scripts Holding Company*	3,600	290,556
Fresenius Medical Care AG & Co. KGaA	6,800	252,212
Grifols S.A. ADR	6,600	227,436
ICON PLC*	5,200	293,280
Mallinckrodt PLC*	2,242	237,630
MEDNAX, Inc.*	3,000	203,670
Mylan, Inc.*	4,800	255,120
Novo Nordisk A/S ADR	5,000	222,800
Omnicare, Inc.	3,700	277,426
Omnicell, Inc.*	11,000	350,130
OraSure Technologies, Inc.*	32,500	298,675
Perrigo Company plc	992	150,526
Regeneron Pharmaceuticals, Inc.*	700	291,662
Roche Holding AG	6,000	202,560
Salix Pharmaceuticals, Ltd.*	2,000	269,340
Sinopharm Group Co.	60,500	221,430
Sirona Dental Systems, Inc.*	2,800	252,616
Thoratec Corporation*	9,500	340,955
UCB SA	2,800	218,036
Universal American Corp.	29,000	261,870
Valeant Pharmaceuticals International, Inc.*	2,300	367,931
VCA, Inc.*	6,500	338,650

		8,612,983

Industrials — 21.1%
Aircastle Ltd.	14,000	280,840
Allegion PLC*	5,100	275,451
Allison Transmission Holdings, Inc.	9,000	281,880
A.P. Moeller-Maersk A/S	24,200	248,534
Argan, Inc.	8,100	246,321
Ashtead Group Plc	3,900	259,350
Assa Abloy AB	9,100	247,520
B/E Aerospace, Inc.*	3,000	174,990
Canadian National Railway Company	3,800	250,724
Canadian Pacific Railway Limited	1,500	262,005
China Communications Construction Company Ltd.	13,700	294,961
C.H. Robinson Worldwide, Inc.	4,000	284,880
CIRCOR International, Inc.	3,300	162,987
Colfax Corporation*	4,100	185,771
Columbus McKinnon Corporation*	10,000	250,500
Copart, Inc.*	7,000	256,200
Danaher Corporation	3,100	255,378
Donaldson Company, Inc.	4,500	164,520
Dover Corporation	2,700	189,108
Embraer SA ADR	6,500	229,190
Flowserve Corp.	2,400	130,776
Fluor Corporation	2,900	155,411
Fortune Brands Home & Security, Inc.	6,500	291,135
GEA Group AG	4,700	213,051
Genesee & Wyoming, Inc.*	2,200	181,390
Hexcel Corp.*	5,900	260,957
Honeywell International, Inc.	2,600	254,176
Hurco Companies, Inc.	8,500	298,180
Hutchison Whampoa Limited	9,800	258,132
IDEX Corporation	3,300	238,755
Ingersoll-Rand plc	3,400	225,760
KLX, Inc.*	6,500	255,515
Landstar Systems, Inc.	4,300	275,544
Lindsay Corporation	3,100	267,902
Mathews International Corporation	6,000	277,980
Middleby Corporation*	3,300	313,566
Mobile Mini, Inc.*	6,100	221,430
Mueller Industries, Inc.	9,200	288,788
Nippon Yusen Kabushiki Kaisha	45,000	267,300
Nordson Corporation	3,500	255,010
PGT, Inc.*	28,500	244,815
Precision Castparts Corp.	1,150	230,115
Quanex Building Products Corporation	14,000	263,620
Quanta Services, Inc.*	8,000	211,840
Rockwell Collins, Inc.	3,400	291,108
Secom Co. Ltd.	16,000	230,880
Sensata Technologies Holdings N.V.*	6,500	320,580
SGS SA	11,300	213,683
Simpson Manufacturing Co., Inc.	7,100	231,744
SMC Corporation	900	244,422
Teledyne Technologies, Inc.*	3,000	285,120
Toro Company	4,500	292,095

API GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
Towers Watson & Co.	2,300	$272,550
TriMas Corporation*	7,700	207,823
TriNet Group, Inc.	10,000	331,700
U.S. Ecology, Inc.	6,500	269,490
Viad Corp.	10,000	269,800
Wabash National Corporation*	17,300	215,731
Wabtec Corp.	3,600	300,420
Waste Connnections, Inc.	6,000	259,320
Woodward, Inc.	5,500	245,355

		15,164,079

Information Technology — 17.4%
Accenture plc	3,600	302,508
Alibaba Group Holding Ltd.*	3,000	267,240
Alliance Data Systems Corporation*	1,000	288,830
Amadeus IT Holding SA	6,100	243,268
Amdocs Ltd.	7,000	337,260
Apple, Inc.	2,500	292,900
Automatic Data Processing, Inc.	3,500	288,855
Baidu, Inc.*	1,100	239,712
CACI International, Inc. Class A*	3,100	262,229
Cadence Design Systems, Inc.*	14,300	257,257
Cardtronics, Inc.*	6,500	218,465
CDK Global, Inc.	5,500	248,380
CDW Corporation of Delaware	8,000	274,080
Cielo SA	14,880	219,778
Criteo SA*	8,600	334,970
eBay, Inc.*	3,500	185,500
Electronic Arts, Inc.*	8,300	455,338
Facebook, Inc.*	3,300	250,503
Factset Research Systems, Inc.	2,000	287,180
Fortinet, Inc.*	11,000	328,845
Genpact Limited*	12,000	240,840
Google, Inc. Class A*	250	134,388
Google, Inc. Class C*	250	133,630
Harris Corp.	3,600	241,668
Hexagon AB	7,450	236,016
Infosys Limited	7,000	238,560
Intel Corporation	8,400	277,536
Intuit, Inc.	3,000	260,460
IPG Photonics Corporation*	4,200	313,488
j2 Global, Inc.	5,100	292,944
Littlefuse, Inc.	2,700	266,598
Mentor Graphics Corp.	10,400	239,304
Nintendo Co., Ltd.	18,300	220,332
OmniVision Technologies, Inc.*	10,000	270,400
Oracle Corp.	6,200	259,718
Palo Alto Networks, Inc.*	3,000	379,170
PTC, Inc.*	6,500	217,165
SAP SE	3,400	222,224
Silicon Motion Technology Corporation	9,300	259,098
Skyworks Solutions, Inc.*	4,600	382,030
Synchronoss Technologies, Inc.*	5,000	212,350
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	14,000	317,940
Take-Two Interactive Software, Inc.*	11,500	341,780
Tokyo Electron Limited	16,500	287,925
Vantiv, Inc.*	6,500	223,535
WebMD Health Corp.*	6,500	251,875
Wipro Limited	19,400	249,484

		12,553,556

Materials — 7.5%
Agrium, Inc.	2,500	266,625
Airgas, Inc.	2,300	259,072
Albemarle Corporation	1,536	74,127
CF Industries Holdings, Inc.	1,200	366,456
Clearwater Paper Corp.*	4,000	296,080
Compass Minerals International, Inc.	3,200	279,680
Eastman Chemical Company	3,500	248,115
Fibria Celulose S.A.*	24,500	297,185
FMC Corp.	3,000	172,500
Givaudan SA	7,100	258,298
H.B. Fuller Company	5,200	213,980
Holcim, Ltd.*	17,000	235,960
Myers Industries, Inc.	10,700	178,155
NewMarket Corp.	600	269,802
Novozymes A/S	5,700	260,205
POSCO ADR	3,600	209,628
PPG Industries, Inc.	1,300	289,744
Praxair, Inc.	2,000	241,180
Sealed Air Corporation	7,700	311,850
Steel Dynamics, Inc.	11,100	189,144
Stora Enso Oyj	28,000	271,880
Worthington Industries, Inc.	7,000	209,510

		5,399,176

Real Estate Investment Trusts — 0.4%
GEO Group, Inc.	6,900	300,288

Telecommunication Services — 0.7%
Chunghwa Teleccom Co., Ltd.	8,500	255,340
KDDI Corporation	4,000	287,000

		542,340

Total Common Stocks		65,128,142

API GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
INVESTMENT COMPANIES — 9.6%
Exchange Traded Funds — 9.0%
BLDRS Europe 100 ADR Index Fund	10,000	$223,500
First Trust Canada AlphaDEX Fund	8,000	227,080
First Trust Europe AlphaDEX Fund	9,000	268,020
First Trust Switzerland AlphaDEX Fund	7,000	263,200
Global X MLP & Energy Infrastructure ETF	14,500	259,115
Guggenheim China All-Cap ETF	9,000	247,860
iShares Core MSCI Emerging Markets ETF	5,500	258,610
iShares Latin American 40 ETF	6,500	195,650
iShares MSCI EAFE Growth ETF	3,500	233,310
iShares MSCI EAFE Small Cap ETF	5,500	257,620
iShares MSCI Emerging Markets Growth ETF	5,000	273,700
iShares MSCI Emerging Markets Minimum Volatility ETF	4,700	269,310
iShares MSCI Frontier 100 ETF	6,700	200,263
iShares MSCI Israel Capped ETF	5,100	235,467
iShares MSCI Japan Small Cap ETF	4,500	240,345
iShares MSCI Kokusai ETF	4,600	244,076
iShares MSCI Malaysia ETF	16,000	207,520
iShares MSCI Thailand Capped ETF	3,000	239,700
PowerShares DWA Emerging Markets Momentum Portfolio	13,200	235,225
Schwab Emerging Markets Equity ETF	9,200	219,880
SPDR S&P Emerging Markets SmallCap ETF	4,900	215,110
Vanguard FTSE All World ex-U.S. Small-Cap ETF	2,500	236,800
Vanguard FTSE Emerging Markets ETF	5,500	219,670
Vanguard FTSE Europe ETF	4,500	237,060
Vanguard MSCI Pacific ETF	4,000	230,160
Vanguard Total Stock Market ETF	2,500	257,750
Vanguard Total World Stock ETF	4,400	260,216

		6,456,217

Money Market Funds — 0.6%
Fidelity Institutional Money Market Portfolio	426,254	426,254

Total Investment Companies		6,882,471

Total Investments — 100.0% (cost $56,633,361)		72,010,613
Liabilities in Excess of Other Assets — Less Than 0.05%		(12,559)

Net Assets — 100.0%		$71,998,054

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

SCHEDULE OF INVESTMENTS

January 31, 2015

	Principal/ Shares	Value
COMMON STOCKS — 22.8%
Consumer Discretionary — 0.4%
New Media Investment Group, Inc.	80,000	$1,871,200
Wynn Resorts Limited	7,800	1,154,010

		3,025,210

Energy — 1.8%
BP plc	50,000	1,941,500
HollyFrontier Corporation	10,000	359,200
Kinder Morgan, Inc.	75,000	3,078,750
Royal Dutch Shell PLC	5,000	307,250
Ship Finance International Ltd.	130,000	1,805,700
Teekay Corporation	30,000	1,269,900
Total SA ADR	10,000	515,100
Williams Companies, Inc.	120,000	5,263,200

		14,540,600

Financials — 5.6%
Arlington Asset Investment Corp.	420,000	11,142,600
Arthur J. Gallagher & Co.	22,500	999,675
BGC Partners, Inc. Class A	82,000	642,060
Blue Capital Reinsurance Holdings Ltd.	10,000	175,000
CME Group, Inc.	20,000	1,706,000
Compass Diversified Holdings	504,000	8,164,800
Ellington Financial LLC	425,600	8,916,320
HSBC Holdings plc	30,000	1,371,600
Invesco Holding Co. Ltd.	16,000	587,680
Lazard Ltd.	20,000	916,000
Lincoln National Corporation	10,000	499,800
Maiden Holdings, Ltd.	200,000	2,500,000
NorthStar Asset Management Group, Inc.	200,000	4,234,000
Old Republic International Corporation	58,500	821,340
Royal Bank of Canada	16,800	950,712
Validus Holdings Ltd.	30,000	1,189,500

		44,817,087

Health Care — 0.2%
Merck & Co., Inc.	21,200	1,277,936

Industrials — 1.1%
Fly Leasing Ltd.	215,000	2,861,650
General Electric Company	40,000	955,600
Republic Services, Inc.	30,000	1,190,400
Student Transportation, Inc.	480,000	2,659,200
Waste Management, Inc.	24,200	1,244,606

		8,911,456

Information Technology — 0.7%
Cisco Systems, Inc.	20,300	535,210
Intel Corporation	20,000	660,800
Intersil Corporation	90,000	1,287,900
Maxim Integrated Products, Inc.	31,000	1,025,790
Microsoft Corporation	14,600	589,840
QUALCOMM, Inc.	6,000	374,760
Texas Instruments, Inc.	21,500	1,149,175

		5,623,475

Materials — 0.8%
Agrium, Inc.	14,000	1,493,100
Dow Chemical Company	20,000	903,200
E. I. du Pont de Nemours and Company	21,000	1,495,410
International Paper Company	11,000	579,260
LyondellBasell Industries NV	10,700	846,263
Potash Corporation of Saskatchewan	30,000	1,096,200

		6,413,433

Real Estate Investment Trusts — 11.9%
A G Mortgage Investment Trust, Inc.	400,000	7,356,000
Apollo Commercial Real Estate Finance, Inc.	280,000	4,628,400
Apollo Residential Mortgage, Inc.	72,500	1,134,625
Arbor Realty Trust, Inc.	60,000	417,000
Ares Commercial Real Estate Corp.	10,000	120,300
Blackstone Mortgage Trust, Inc. — Class A	175,000	5,110,000
Bluerock Residential Growth REIT, Inc.	145,869	1,960,479
Cherry Hill Mortgage Investment Corporation	124,166	2,100,889
Chimera Investment Corporation	3,850,000	12,089,000
City Office REIT, Inc.	120,000	1,536,000
Dynex Capital, Inc.	90,000	753,300
Five Oaks Investment Corp.	51,786	566,539
Independence Realty Trust	377,000	3,589,040
New Residential Investment Corp.	1,260,000	16,065,000
New Senior Investment Group, Inc.	15,000	248,100
One Liberty Properties, Inc.	62,077	1,521,507
Physicians Realty Trust	20,000	352,800
RAIT Financial Trust	150,000	1,057,500
Starwood Property Trust, Inc.	545,000	13,041,850
Two Harbors Investment Corp.	1,350,000	13,932,000
ZAIS Financial Corp.	420,000	7,287,000

		94,867,329

Telecommunication Services — 0.3%
BCE, Inc.	25,000	1,148,750
Vodafone Group PLC	34,000	1,194,420

		2,343,170

Total Common Stocks		181,819,696

API INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
CONVERTIBLE SECURITIES — 0.3%
Financial — 0.3%
ZAIS Financial Partners, L.P., 8% Exchangeable Senior Notes, due 11/15/2016	$2,000,000	$2,085,000

CORPORATE BONDS & NOTES — 44.9%
Basic Materials — 4.1%
A K Steel Corporation, 7.625%, due 5/15/2020	$2,719,000	2,358,733
A K Steel Corporation, 7.625%, due 10/1/2021	$4,000,000	3,370,000
Barminco Finance Pty Limited, 9%, due 6/1/2018	$2,000,000	1,910,000
Cobre Del Mayo SA de CV, 10.75%, due11/15/2018	$4,000,000	3,360,000
IAMGOLD Corporation, 6.75%, due 10/1/2020	$7,500,000	6,037,500
Kissner Milling Co. Ltd., 7.25%, due 6/1/2019	$2,000,000	2,010,000
Magnetation LLC, 11%, due 5/15/2018	$3,902,000	2,772,859
Millar Western Forest Products Ltd., 8.5%, due 4/1/2021	$1,475,000	1,522,938
Optima Specialty Steel, Inc., 12.5%, due 12/15/2016	$150,000	156,188
Resolute Forest Products, Inc., 5.875%, due 5/15/2023	$1,890,000	1,814,400
Tembec Industries, Inc., 9%, due 12/15/2019	$2,000,000	1,980,000
Thompson Creek Metals Company, Inc., 7.375%, due 6/1/2018	$5,000,000	3,712,500
Verso Paper Holdings LLC, 11.75%, due 1/15/2019	$1,500,000	1,473,750

		32,478,868

Communications — 4.2%
Affinion Group, Inc., 7.875%, due 12/15/2018	$2,500,000	1,662,500
Avanti Communications Group PLC, 10%, due 10/1/2019	$4,500,000	4,162,500
Avaya, Inc., 9%, due 4/1/2019	$4,900,000	4,998,000
Axtel SAB de CV, 8%, due 1/31/20	$600,000	576,000
Broadview Networks Holdings, Inc., 10.5%, due 11/15/2017	$2,500,000	2,356,250
Clear Channel Communications, Inc., 9%, due 3/1/2021	$2,000,000	1,947,500
EarthLink Holdings Corp., 8.875%, due 5/15/2019	$4,500,000	4,545,000
Goodman Networks, Inc., 12.125%, due 7/1/2018	$2,000,000	2,040,000
HC2 Holdings, Inc., 11%, due 12/1/2019	$2,000,000	2,000,000
Mood Media Corp., 9.25%, due 10/15/2020	$2,500,000	1,950,000
SiTV LLC/SiTV Finance, Inc., 10.375%, due 7/1/2019	$3,000,000	2,595,000
Sprint Corporation, 7.25%, due 9/15/2021	$1,000,000	1,003,500
Sprint Corporation, 7.875%, due 9/15/2023	$3,658,000	3,726,588

		33,562,838

Consumer Cyclical — 3.9%
Commercial Vehicle Group, Inc., 7.875%, due 4/15/2019	$400,000	413,000
Gibson Brands Escrow Corp., 8.875%, due 8/1/2018	$1,000,000	952,500
Gibson Brands, Inc., 8.875%, due 8/1/2018	$4,192,000	3,992,880
GRD Holdings III Corp., 10.75%, due 6/1/2019	$1,000,000	1,095,000
Greektown Holdings LLC, 8.875%, due 3/15/2019	$4,000,000	4,050,000
Golden Nugget Escrow, Inc., 8.5%, due 12/1/21	$3,000,000	2,996,250
Icon Health & Fitness, Inc., 11.875%, due 10/15/2016	$4,840,000	4,767,400
PF Chang’s China Bistro, Inc., 10.25%, due 6/30/2020	$1,000,000	1,002,500
Quapaw Downstream Development Authority, 10.5%, due 7/1/2019	$1,967,000	1,848,980
Toys “R” Us Property Company II LLC, 8.5%, due 12/1/17	$5,000,000	4,962,500
UCI International, Inc., 8.625%, due 2/15/19	$5,000,000	4,625,000

		30,706,010

Consumer Non-cyclical — 4.8%
Atento Luxco 1 SA, 7.375%, due 1/29/2020	$3,700,000	3,533,500
Camposol SA, 9.875%, due 2/2/2017	$2,000,000	2,042,500
DynCorp International, Inc., 10.375%, due 7/1/2017	$2,250,000	2,036,250
Harland Clarke Holdings Corp., 9.25%, due 3/1/2021	$3,950,000	3,777,188
Innovation Ventures LLC, 9.5%, due 8/15/2019	$5,000,000	4,962,500
Lantheus Medical Imaging, Inc., 9.75%, due 5/15/2017	$5,662,000	5,400,133
Roundy’s Supermarkets, Inc., 10.25%, due 12/15/2020	$2,500,000	2,200,000

API INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Speedy Cash Intermediate Holdings Corp., 10.75%, due 5/15/2018	$3,500,000	$3,255,000
21st Century Oncology, Inc., 8.875%, due 1/15/2017	$5,500,000	5,568,750
Vantage Oncology LLC, 9.5%, due 6/15/2017	$5,500,000	5,335,000

		38,110,821

Energy — 2.9%
Bill Barrett Corporation, 5.625%, due 10/1/2019	$200,000	185,000
EXCO Resources, Inc., 7.5%, due 9/15/2018	$2,500,000	1,606,250
First Wind Capital LLC, 10.25%, due 6/1/2018	$1,500,000	1,599,375
ION Geophysical Corporation, 8.125%, due 5/15/2018	$1,500,000	1,207,500
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, due 4/15/2020	$2,750,000	2,186,250
Lonestar Resources America, Inc., 8.75%, due 4/15/2019	$3,250,000	2,258,750
Ocean Rig, Inc., 7.25%, due 4/1/2019	$5,000,000	3,300,000
Resolute Energy Corporation, 8.5%, due 5/1/2020	$3,788,000	1,515,200
Scorpio Tankers, Inc., 7.5% Senior Notes, due 10/15/2017	40,000	1,000,000
Scorpio Tankers, Inc., 6.75% Senior Notes, due 5/15/2020	40,000	920,000
Seitel, Inc., 9.5%, due 4/15/2019	$6,200,000	5,177,000
Vanguard Natural Resources, LLC/VNR Finance Corp., 7.875%, due 4/1/2020	$2,000,000	1,750,000

		22,705,325

Financial — 8.3%
Apollo Investment Corp., 6.625% Senior Notes, due 10/15/2042	30,000	770,100
Apollo Investment Corp., 6.875% Senior Notes, due 7/15/2043	27,000	694,710
Arlington Asset Investment Corp., 6.625% Senior Notes, due 5/1/2023	228,900	5,630,940
Capitala Finance Corp., 7.125% Senior Notes, due 6/16/2021	80,000	2,027,200
CNG Holdings, Inc., 9.375%, due 5/15/2020	$5,500,000	3,231,250
Community Choice Financial, Inc., 10.75%, due 5/1/2019	$500,000	297,500
Creditcorp, 12%, due 7/15/2018	$1,000,000	950,000
Enova International, Inc., 9.75%, due 6/1/2021	$3,000,000	2,677,500
Fifth Street Finance Corp., 5.875% Senior Notes, due 10/30/2024	53,520	1,344,422
Fifth Street Finance Corp., 6.125% Senior Notes, due 4/30/2028	160,000	4,006,400
Full Circle Capital Corp., 8.25% Senior Notes, due 6/30/2020	110,000	2,860,000
Harvest Capital Credit Corp., 7% Senior Notes, due 1/16/2020	40,000	1,032,000
Hunt Companies, Inc., 9.625%, due 3/1/2021	$4,250,000	4,324,375
ILFC E-Capital Trust II, 6.25%, due 12/21/2065	$4,000,000	3,810,000
Jefferies Finance LLC, 7.5%, due 4/15/2021	$4,000,000	3,775,000
JMP Group, Inc., 8% Senior Notes, due 1/15/2023	97,500	2,507,700
Main Street Capital Corp., 6.125% Senior Notes, due 4/1/2023	196,000	5,011,720
Medley Capital Corp., 6.125% Senior Notes, due 3/30/2023	191,000	4,790,280
Nationstar Mortgage LLC/Nationstar Capital Corp., 7.875%, due 10/1/2020	$2,000,000	1,860,000
PennantPark Investment Corp., 6.25% Senior Notes, due 2/1/2025	64,600	1,631,150
Prospect Holding Co. LLC, 10.25%, due 10/1/2018	$2,000,000	1,560,000
Saratoga Investment Corp., 7.5% Notes, due 5/31/2020	220,000	5,636,400
Solar Capital Ltd., 6.75% Senior Notes, due 11/15/2042	40,000	984,000
Texas Capital Bancshares, Inc., 6.5% Subordinated Notes, due 9/21/2042	40,000	982,000
THL Credit, Inc., 6.75% Senior Notes, due 11/15/2021	4,000	101,200
Triangle Capital Corp., 6.375% Senior Notes, due 12/15/2022	41,458	1,047,229
WhiteHorse Finance, Inc., 6.5% Senior Notes, due 7/31/2020	114,000	2,907,000

		66,450,076

Industrial — 5.0%
Aeropuertos Dominicanos Siglo XXI, 9.25%, due 11/13/2019	$5,500,000	5,287,755
Artesyn Escrow, Inc., 9.75%, due 10/15/2020	$2,250,000	2,120,625
Brundage-Bone Concrete Pumping, Inc., 10.375%, due 9/1/2021	$500,000	514,375
CEVA Group PLC, 9%, due 9/1/2021	$3,970,000	3,483,675
Cimento Tupi SA, 9.75%, due 5/11/2018	$500,000	332,500

API INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Eletson Holdings, 9.625%, due 1/15/2022	$1,000,000	$975,000
Erickson, Inc., 8.25%, due 5/1/2020	$4,701,000	4,254,405
Euramax International, Inc., 9.5%, due 4/1/2016	$4,500,000	4,230,000
Global Ship Lease, Inc., 10%, due 4/1/2019	$4,905,000	5,088,938
Jac Holding Corporation, 11.5%, due 10/1/2019	$3,000,000	3,075,000
McDermott International, Inc., 8%, due 5/1/2021	$2,000,000	1,250,000
PaperWorks Industries, Inc., 9.5%, due 8/15/2019	$3,000,000	2,996,250
SAExplortion Holdings, Inc., 10%, due 7/15/2019	$2,750,000	1,650,000
Scorpio Bulkers, Inc., 7.5% Senior Notes, due 9/15/2019	20,000	419,800
Tempel Steel Company, 12%, due 8/15/2016	$4,500,000	4,027,500

		39,705,823

Real Estate Investment Trusts — 0.8%
Arbor Realty Trust, Inc., 7.375% Senior Notes, due 5/15/2021	50,000	1,253,000
Kennedy-Wilson Holdings, Inc., 7.75% Senior Notes, due 12/1/2042	15,075	389,303
RAIT Financial Trust, 7.125% Senior Notes, due 8/30/2019	50,000	1,250,000
RAIT Financial Trust, 7.625% Senior Notes, due 4/15/2024	60,000	1,461,000
Sotherly Hotels LP, 8% Senior Notes, due 9/30/2018	46,300	1,215,375
Sotherly Hotels LP, 7% Senior Notes, due 11/15/2019	40,000	997,600

		6,566,278

Structured Notes — 10.3%
Barclays Financial LLC Contingent Payment Callable Yield Notes, Variable Rate, due 3/20/2020	$4,000,000	3,764,000
Barclays Financial LLC Contingent Payment Callable Yield Notes, Variable Rate, due 5/12/2020	$3,100,000	2,997,390
Barclays Financial LLC Contingent Payment Callable Yield Notes, Variable Rate, due 10/13/2020	$2,000,000	1,928,200
Credit Suisse AG, Contingent Coupon Callable Yield Notes, Variable Rate, due 9/28/2018	$2,000,000	1,886,000
Credit Suisse AG, Contingent Coupon Callable Yield Notes, Variable Rate, due 10/15/2018	$4,060,000	3,863,090
Credit Suisse AG, Contingent Coupon Callable Yield Notes, Variable Rate, due 2/14/2020	$2,000,000	1,987,400
Credit Suisse AG, Contingent Coupon Callable Yield Notes, Variable Rate, due 3/16/2020	$4,000,000	3,777,200
Credit Suisse AG, 10.9% Contingent Coupon Callable Yield Notes, due 4/27/2020	$3,000,000	2,906,400
Credit Suisse AG, 9% Contingent Coupon Callable Yield Notes, due 6/17/2020	$3,000,000	2,646,600
Credit Suisse AG, 9.25% Contingent Coupon Callable Yield Notes, due 6/19/2020	$4,500,000	4,008,600
Credit Suisse AG, 9.75% Contingent Coupon Callable Yield Notes, due 6/30/2020	$3,000,000	2,709,300
Credit Suisse AG, 9% Contingent Coupon Callable Yield Notes, due 7/10/2020	$2,000,000	1,540,200
Credit Suisse AG, 12.5% Contingent Coupon Callable Yield Notes, due 8/13/2021	$1,000,000	762,200
Credit Suisse AG, 12.5% Contingent Coupon Callable Yield Notes, due 9/21/2021	$1,500,000	1,271,400
Credit Suisse AG, Russell 2000 Index-Linked Medium-Term Notes, Variable Rate, due 6/12/2023	$4,000,000	3,645,200
Credit Suisse AG, S&P 500 and Russell 2000 Index-Linked Medium-Term Notes, Variable Rate, due 6/12/2023	$6,000,000	5,410,200
Goldman Sachs Group, Inc. Autocallable Monthly Index-Linked Medium-Term Notes, Variable Rate, due 4/26/2023	$1,000,000	1,013,160
Goldman Sachs Group, Inc. Callable Monthly Russell 2000 Index-Linked Range Accrual Notes, Variable Rate, due 5/29/2023	$2,000,000	1,949,920
Goldman Sachs Group, Inc. Callable Monthly Index-Linked Range Accrual Notes, Variable Rate, due 4/30/2024	$3,000,000	2,757,360
Morgan Stanley Contingent Income Auto-Callable Securities, Variable Rate, due 1/25/2023	$4,000,000	4,100,800
Morgan Stanley Contingent Income Buffered Securities, Variable Rate, due 5/30/2028	$2,000,000	2,029,700
Morgan Stanley Contingent Income Securities, Leveraged CMS Curve and S&P 500 Index,Variable Rate, due 8/30/2028	$3,000,000	2,835,000
Morgan Stanley Contingent Income Securities, Russell 2000 Index and Euro STOXX 50 Index,Variable Rate, due 6/28/2028	$3,000,000	3,026,100

API INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Morgan Stanley Contingent Income Securities, S&P 500 Index and Russell 2000 Index, Variable Rate, due 6/28/2028	$3,000,000	$3,123,450
Morgan Stanley Contingent Income Securities, S&P 500 Index, Russell 2000 Index and EURO STOXX 50 Index, Variable Rate, due 3/13/2029	$3,000,000	2,774,100
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 11/23/2018	$2,000,000	1,919,200
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 8/30/2019	$2,000,000	1,927,400
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 9/10/2019	$2,000,000	1,923,000
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 3/31/2020	$3,000,000	2,872,500
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 5/27/2020	$5,000,000	4,599,000

		81,954,070

Technology — 0.6%
Rolta LLC, 10.75%, due 5/16/2018	$5,537,000	5,038,670

Total Corporate Bonds & Notes		357,278,779

INVESTMENT COMPANIES — 29.1%
Business Development Companies — 22.4%
Alcentra Capital Corporation	80,000	1,028,800
American Capital Senior Floating, Ltd.	300,000	3,633,000
Ares Capital Corporation	1,040,000	17,316,000
Apollo Investment Corporation	1,650,000	11,748,000
BlackRock Kelso Capital Corporation	975,000	7,819,500
Capitala Finance Corp.	478,000	8,747,400
CM Finance, Inc.	173,534	1,962,670
Fidus Investment Corp.	514,405	7,407,432
Fifth Street Finance Corporation	1,000,000	7,840,000
Fifth Street Senior Floating Rate Corp.	330,000	3,405,600
FS Investment Corporation	925,000	8,621,000
Garrison Capital, Inc.	377,925	5,358,977
Golub Capital BDC, Inc.	365,000	6,511,600
Harvest Capital Credit Corporation	175,700	2,141,783
Hercules Technology Growth Capital, Inc.	359,800	5,404,196
KCAP Financial, Inc.	473,000	3,140,720
Main Street Capital Corporation	130,900	3,794,791
Monroe Capital Corporation	270,000	3,893,400
New Mountain Finance Corporation	475,000	6,887,500
PennantPark Floating Rate Capital Ltd.	256,058	3,410,693
PennantPark Investment Corp.	435,000	3,649,650
Prospect Capital Corporation	440,000	3,630,000
Solar Capital Ltd.	565,500	10,450,440
Solar Senior Capital Ltd.	118,350	1,796,553
Stellus Capital Investment Corp.	314,700	3,770,106
TCP Capital Corp.	632,457	9,967,522
THL Credit, Inc.	730,000	7,949,700
TPG Specialty Lending, Inc.	125,000	2,185,000
Triangle Capital Corporation	420,000	8,803,200
WhiteHorse Finance, Inc.	503,099	5,659,864

		177,935,097

Closed End Funds — 4.1%
Aberdeen Global Income Fund, Inc.	36,000	338,760
AllianceBernstein Global High Income Fund, Inc.	110,000	1,387,100
Ares Dynamic Credit Allocation Fund	50,000	799,500
Ares Multi-Strategy Credit Fund, Inc.	42,300	844,731
Avenue Income Credit Strategies Fund	13,500	201,825
BlackRock Corporate High Yield Fund, Inc.	46,000	517,500
BlackRock Credit Allocation Income Trust	44,800	603,904
BlackRock Debt Strategies Fund, Inc.	197,000	722,990
BlackRock Limited Duration Income Trust	75,309	1,177,833
BlackRock Multi-Sector Income Trust	23,400	405,054
Brookfield High Income Fund, Inc.	105,000	912,450
Diversified Real Asset Income Fund	38,600	687,080
DWS High Income Trust	68,400	606,024
DWS Multi-Market Income Trust	117,200	987,996
DWS Strategic Income Trust	77,513	913,103
Eaton Vance Floating-Rate Income Trust	53,559	741,257
Eaton Vance Limited Duration Income Fund	92,100	1,290,321
First Trust/Aberdeen Global Opportunity Income Fund	46,000	554,300
First Trust High Income Long/Short Fund	60,500	976,470
First Trust Senior Floating Rate Income Fund II	20,912	270,810
Invesco Dynamic Credit Opportunities Fund	80,100	937,170
Invesco High Income Trust II	42,700	637,938
Invesco Senior Income Trust	260,000	1,164,800
Ivy High Income Opportunity Fund	10,000	156,900
KKR Income Opportunities Fund	40,203	656,917
Legg Mason BW Global Income Opportunities Fund, Inc.	37,550	650,366
LMP Corporate Loan Fund, Inc.	28,300	310,168
Managed High Yield Plus Fund, Inc.	687,300	1,285,251
MFS Intermediate High Income Fund	158,679	423,673
Morgan Stanley Emerging Markets Debt Fund, Inc.	22,000	201,080

API INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Neuberger Berman High Yield Strategies Fund, Inc.	70,338	$870,784
New America High Income Fund, Inc.	110,000	995,500
Nuveen Flexible Investment Income Fund	41,800	709,346
Nuveen Global High Income Fund	12,000	200,520
Nuveen Mortgage Opportunity Term Fund	27,400	641,982
Nuveen Mortgage Opportunity Term Fund 2	22,741	523,953
Oxford Lane Capital Corporation	20,000	297,600
Templeton Emerging Markets Income Fund	18,500	204,795
Virtus-Newfleet Global Multi-Sector Income Fund	66,200	1,051,918
Wells Fargo Advantage Income Opportunities Fund	22,900	199,230
Wells Fargo Advantage Multi-Sector Income Fund	29,700	404,217
Western Asset Global High Income Fund, Inc.	30,300	335,421
Western Asset Global Partners Income Fund, Inc.	98,000	938,840
Western Asset High Income Fund II, Inc.	60,000	477,600
Western Asset High Income Opportunity Fund, Inc.	110,000	586,300
Western Asset High Yield Defined Opportunity Fund, Inc.	72,000	1,132,560
Western Asset Managed High Income Fund, Inc.	247,459	1,266,990
Western Asset Mortgage Defined Opportunity Fund, Inc.	16,900	415,233
Western Asset Worldwide Income Fund, Inc.	39,523	441,867

		33,057,927

Exchange Traded Funds — 0.9%
iShares iBoxx $ High Yield Corporate ETF	70,000	6,316,100
SPDR Barclays Capital Short Term High Yield Bond ETF	25,000	723,750

		7,039,850

Money Market Funds — 1.7%
Fidelity Institutional Money Market Portfolio	13,594,989	13,594,989

Total Investment Companies		231,627,863

LIMITED PARTNERSHIPS — 0.2%
Financials — 0.2%
America First Multifamily Investors, L.P.	222,652	1,291,382

PREFERRED STOCKS — 2.9%
Energy — 0.8%
Atlas Resource Partners LP 8.625% Preferred Series D	10,000	210,000
BreitBurn Energy Partners L.P. 8.25% Preferred Series A	20,500	417,380
Legacy Reserves LP 8% Preferred Series B	111,420	2,265,164
Vanguard Natural Resources, LLC 7.625% Preferred Series B	143,868	3,073,020

		5,965,564

Financial — 0.9%
CYS Investments, Inc. 7.75% Preferred Series A	40,000	968,800
Discover Financial Services 6.5% Preferred Series B	30,000	789,900
EverBank Financial Corp. 6.75% Preferred Series A	20,000	506,400
Ladenburg Thalmann Financial Services, Inc. 8% Preferred Series A	50,000	1,199,500
Maiden Holdings Ltd. 7.25% Preferred Series B	5,000	237,750
Oxford Lane Capital Corp. 7.5% Preferred	60,000	1,480,800
Oxford Lane Capital Corp. 8.125% Preferred	14,000	350,000
Regions Financial Corp. 6.375% Preferred Series A	30,000	760,800
SunTrust Banks, Inc. 5.875% Preferred Series E	11,990	299,990
Webster Financial Corp. 6.4% Preferred Series E	20,000	497,200

		7,091,140

Industrial — 0.3%
Diana Shipping, Inc. 8.75% Preferred Series B	20,000	506,000
Navios Maritime Holdings, Inc. 8.625% Preferred Series H	37,000	738,150
Navios Maritime Holdings, Inc. 8.75% Preferred	40,000	848,000
Seaspan Corporation 7.95% Preferred Series D	20,000	521,800

		2,613,950

Real Estate Investment Trusts — 0.9%
A G Mortgage Investment Trust, Inc., 8.25% Preferred Series A	40,000	1,013,600
A G Mortgage Investment Trust, Inc., 8% Preferred Series B	30,000	740,700
Arbor Realty Trust, Inc. 8.25% Preferred Series A	40,000	1,008,000
Five Oaks Investment Corp. 8.75% Preferred	4,000	101,200
Invesco Mortgage Capital, Inc., 7.75% Preferred Series B	10,000	246,400

API INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
New York Mortgage Trust, Inc. 7.75% Preferred Series B	30,000	$744,300
NorthStar Realty Finance Corp. 8.25% Preferred Series B	10,000	256,200
NorthStar Realty Finance Corp. 8.875% Preferred Series C	30,000	791,400
NorthStar Realty Finance Corp. 8.75% Preferred Series E	50,000	1,310,500
Resource Capital Corporation 8.25% Preferred	30,000	669,600
Resource Capital Corporation 8.625% Preferred	10,000	230,000

		7,111,900

Total Preferred Stocks		22,782,554

Total Investments — 100.2% (cost $839,355,510)		796,885,274
Liabilities in Excess of Other Assets — 0.2%		(1,685,981)

Net Assets — 100.0%		$795,199,293

The accompanying notes are an integral part of these financial statements.

API CORE INCOME FUND

SCHEDULE OF INVESTMENTS

January 31, 2015

	Principal/ Shares	Value
CONVERTIBLE SECURITIES — 0.4%
Real Estate Investment Trusts — 0.4%
Starwood Property Trust, Inc., 3.75%, due 10/15/2017	$100,000	$103,813

CORPORATE BONDS & NOTES — 63.8%
Basic Materials — 2.3%
AngloGold Ashanti Holdings PLC, 5.375%, due 4/15/2020	$200,000	200,121
Kissner Milling Co. Ltd., 7.25%, due 6/1/2019	$300,000	301,500
Optima Specialty Steel, Inc., 12.5%, due 12/15/2016	$40,000	41,650

		543,271

Business Development Companies — 1.3%
FS Investment Corporation, 4.25%, due 1/15/2020	$300,000	304,237

Communications — 3.4%
Avaya, Inc., 9%, due 4/1/2019	$200,000	204,000
CenturyLink, Inc., 6.15%, due 9/15/2019	$100,000	108,500
EarthLink, Inc., 7.375%, due 6/1/2020	$200,000	203,000
Sprint Capital Corporation, 6.9%, due 5/1/2019	$100,000	102,125
Sprint Corporation, 7.875%, due 9/15/2023	$200,000	203,750

		821,375

Consumer Cyclical — 5.9%
Commercial Vehicle Group, Inc., 7.875%, due 4/15/2019	$270,000	278,775
Cooper Tire and Rubber Company, 8%, due 12/15/2019	$300,000	337,500
Golden Nugget Escrow, Inc., 8.5%, due 12/1/2021	$204,000	203,745
Quapaw Downstream Development Authority, 10.5%, due 7/1/2019	$200,000	188,000
Toys “R” Us Property Company II LLC, 8.5%, due 12/1/2017	$400,000	397,000

		1,405,020

Consumer Non-cyclical — 4.8%
Atento Luxco 1 SA, 7.375%, due 1/29/2020	$300,000	286,500
Avon Products, Inc., 4.2%, due 7/15/2018	$100,000	93,500
BioScrip, Inc., 8.875%, due 2/15/2021	$25,000	22,094
DynCorp International, Inc., 10.375%, due 7/1/2017	$300,000	271,500
21st Century Oncology, Inc., 8.875%, due 1/15/2017	$300,000	303,750
Wells Enterprises, Inc., 6.75%, due 2/1/2020	$178,000	182,005

		1,159,349

Energy — 7.0%
Compagnie Generale de Geophysique-Veritas, 7.75%, due 5/15/2017	$33,000	30,113
EV Energy Partners L.P., 8%, due 4/15/2019	$400,000	349,000
Linn Energy, LLC, 6.25%, due 11/1/2019	$600,000	460,500
NuStar Logistics L.P., 7.625% Subordinated Notes, due 1/15/2043	8,000	208,400
PetroQuest Energy, Inc., 10%, due 9/1/2017	$400,000	337,000
Scorpio Tankers, Inc., 6.75% Senior Notes, due 5/15/2020	4,000	92,000
Seitel, Inc., 9.5%, due 4/15/2019	$135,000	112,725
Transocean, Inc., 6.5%, due 11/15/2020	$100,000	83,846

		1,673,584

Financial — 24.9%
Ares Capital Corp., 5.875% Senior Notes, due 10/1/2022	12,000	304,560
Arlington Asset Investment Corp., 6.625% Senior Notes, due 5/1/2023	13,000	319,800
Fifth Street Finance Corp., 5.875% Senior Notes, due 10/30/2024	18,500	464,720
Fly Leasing Limited, 6.75%, due 12/15/2020	$100,000	101,000
Full Circle Capital Corp., 8.25% Senior Notes, due 6/30/2020	5,000	130,000
GFI Group, Inc., 8.375%, due 7/19/2018	$50,000	56,250
Hercules Technology Growth Capital, Inc., 7% Senior Notes due 9/30/2019	12,000	307,800
Horizon Technology Finance Corp. 7.375% Senior Notes, due 3/15/2019	12,000	305,400
JMP Group, Inc., 8% Senior Notes due 1/15/2023	17,000	437,240
KCAP Financial, Inc., 7.375% Senior Notes, due 9/30/2019	14,000	361,200
Main Street Capital Corp., 6.125% Senior Notes, due 4/1/2023	8,000	204,560
Medley Capital Corp., 7.125% Senior Notes, due 3/30/2019	8,375	213,563
Medley Capital Corp., 6.125% Senior Notes, due 3/30/2023	10,000	250,800

API CORE INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Nationstar Mortgage LLC, 6.5%, due 8/1/2018	$300,000	$279,750
PennantPark Investment Corp., 6.25% Senior Notes, due 2/1/2025	18,000	454,500
Prudential Financial, Inc., 5.875%, due 9/15/2042	$250,000	266,875
Saratoga Investment Corp., 7.5% Notes, due 5/31/2020	10,000	256,200
Scottrade Financial Services, Inc., 6.125%, due 7/11/2021	$300,000	328,611
Stellus Capital Investment Corp., 6.5% Senior Notes, due 4/30/2019	2,000	50,200
THL Credit, Inc., 6.75% Senior Notes, due 11/15/2021	2,000	50,600
Triangle Capital Corp., 6.375% Senior Notes, due 12/15/2022	16,000	404,160
WhiteHorse Finance, Inc., 6.5% Senior Notes, due 7/31/2020	16,000	408,000

		5,955,789

Industrial — 3.4%
Scorpio Bulkers, Inc., 7.5% Senior Notes, due 9/15/2019	4,000	83,960
Seaspan Corporation, 6.375% Senior Notes, due 4/30/2019	4,000	100,600
Tervita Corporation, 8%, due 11/15/2018	$200,000	177,500
Trinseo Materials Operating SCA, 8.75%, due 2/1/2019	$450,000	456,469

		818,529

Real Estate Investment Trusts — 0.9%
RAIT Financial Trust, 7.125% Senior Notes, due 8/30/2019	4,000	100,000
Sotherly Hotels LP, 7% Senior Notes, due 11/15/2019	5,000	124,700

		224,700

Structured Notes — 8.0%
Barclays Financial LLC Contingent Payment Callable Yield Notes, Variable Rate, due 3/20/2020	$100,000	94,100
Barclays Financial LLC Contingent Payment Callable Yield Notes, Variable Rate, due 10/13/2020	$100,000	96,410
Credit Suisse AG Callable Yield Notes, Variable Rate, due 3/28/2016	$200,000	193,300
Credit Suisse AG, 5.25% Callable Yield Notes, due 9/7/2016	$100,000	97,090
Credit Suisse AG Contingent Coupon Callable Yield Notes, Variable Rate, due 3/21/2016	$200,000	194,240
Credit Suisse AG Contingent Coupon Callable Yield Notes, Variable Rate, due 3/16/2020	$200,000	188,860
Credit Suisse AG Contingent Coupon Callable Yield Notes, Variable Rate, due 6/30/2020	$100,000	90,310
JPMorgan Chase Bank, Callable Yield Equity Linked-Notes, Variable Rate, due 3/21/2016	$200,000	195,680
JPMorgan Chase Bank, Callable Contingent Interest Notes, Variable Rate, due 10/3/2016	$100,000	97,000
Morgan Stanley Contingent Income Auto-Callable Securities, Variable Rate, due 1/25/2023	$200,000	205,040
Morgan Stanley Contingent Income Securities, S&P 500 Index, Russell 2000
Index and EURO STOXX 50 Index, Variable Rate, due 3/13/2029	$100,000	92,470
Societe Generale, Callable Conditional Coupon Notes, 9.35%, due 3/31/2020	$100,000	95,750
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 5/27/2020	$300,000	275,940

		1,916,190

Technology — 1.9%
Activision Blizzard, Inc., 5.625%, due 9/15/2021	$200,000	214,750
BMC Software, Inc., 7.25%, due 6/1/2018	$150,000	144,000
Dell, Inc., 5.65%, due 4/15/2018	$100,000	107,155

		465,905

Total Corporate Bonds & Notes		15,287,949

INVESTMENT COMPANIES — 37.2%
Closed End Funds — 4.4%
BlackRock Debt Strategies Fund, Inc.	27,100	99,457
BlackRock Floating Rate Income Strategies Fund, Inc.	7,500	99,825
Duff & Phelps Utility and Corporate Bond Trust, Inc.	5,000	49,300
Eaton Vance Limited Duration Income Fund	7,000	98,070
First Trust High Income Long/Short Fund	4,900	79,086
First Trust Senior Floating Rate Income Fund II	8,000	103,600
Franklin Templeton Limited Duration Income Trust	5,000	60,150
Invesco Senior Income Trust	11,100	49,728
Nuveen Credit Strategies Income Fund	12,750	111,690
Nuveen Mortgage Opportunity Term Fund 2	4,000	92,160
Pioneer Floating Rate Trust	9,000	100,710
Putnam Master Intermediate Income Trust	10,500	49,770
Western Asset Income Fund	4,000	54,600

		1,048,146

API CORE INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Exchange Traded Funds — 24.5%
AdvisorShares Newfleet Multi-Sector Income ETF	20,000	$986,400
iShares iBoxx $ High Yield Corporate Bond ETF	10,400	938,390
Market Vectors Treasury-Hedged High Yield Bond ETF	27,000	666,630
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	11,250	1,133,550
SPDR Barclays Capital High Yield Bond ETF	24,000	934,560
SPDR Barclays Capital Short Term High Yield Bond ETF	42,000	1,215,900

		5,875,430

Money Market Funds — 8.3%
Fidelity Institutional Money Market Portfolio	1,990,787	1,990,787

Total Investment Companies		8,914,363

Total Investments — 101.4% (cost $24,957,577)		24,306,125
Liabilities in Excess of Other Assets — 1.4%		(349,113)

Net Assets — 100.0%		$23,957,012

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

SCHEDULE OF INVESTMENTS

January 31, 2015

	Shares	Value
COMMON STOCKS — 90.0%
Consumer Discretionary — 17.0%
Adidas AG	4,300	$148,522
Advance Auto Parts, Inc.	950	151,050
Bayerische Motoren Werke (BMW) AG	4,000	154,840
Bed Bath & Beyond, Inc.*	2,200	164,494
Brinker International, Inc.	2,300	134,389
Carnival Corporation	3,400	149,464
Delphi Automotive PLC	3,400	233,682
Dollar Tree, Inc.*	1,800	127,980
D.R. Horton, Inc.	5,600	137,312
Esprit Holdings Ltd.*	40,000	87,604
Ethan Allen Interiors, Inc.	3,600	97,992
Fiat Chrysler Automobiles NV*	18,500	244,385
G-III Apparel Group Ltd.*	2,200	213,840
Grupo Televisa S.A.B.	4,400	143,484
Hilton Worldwide Holdings, Inc.*	7,400	192,178
Home Depot, Inc.	1,800	187,956
Honda Motor Co., Ltd.	4,800	145,056
ITV plc	3,300	108,240
Las Vegas Sands Corp.	2,600	141,362
Malibu Boats, Inc. Class A*	9,000	196,380
Melco Crown Entetainment Ltd.	3,500	84,000
New Oriental Education & Technology Group, Inc.*	8,100	148,149
Nissan Motor Co., Ltd.	8,500	144,670
Nordstrom, Inc.	2,000	152,400
Scripps Networks Interactive, Inc.	1,700	120,853
Television Broadcasts Limited	12,000	74,880
Tempur-Pedic International, Inc.*	2,500	137,575
Twenty-First Century Fox, Inc. — Class A	5,400	179,064
Under Armour, Inc.*	2,800	201,824
Volkswagon AG	2,800	124,684
Walt Disney Company	2,000	181,920
Wendy’s Company	12,000	126,480
Wynn Macau, Ltd.	3,200	89,600
Wynn Resorts Limited	950	140,553

		5,066,862

Consumer Staples — 5.5%
Ambev SA	15,500	101,990
Bunge Ltd.	2,300	205,919
Coca-Cola Enterprises, Inc.	3,600	151,560
CVS Health Corporation	1,800	176,688
Energizer Holdings, Inc.	900	115,209
Hershey Company	700	71,547
Ingredion, Inc.	1,800	145,152
Lorillard, Inc.	2,400	157,464
Orkla ASA	20,500	151,495
PepsiCo, Inc.	1,400	131,292
Unilever PLC	2,800	123,116
Wal-Mart Stores, Inc.	1,400	118,972

		1,650,404

Energy — 5.4%
Anadarko Petroleum Corporation	1,550	126,713
Apache Corporation	1,600	100,112
Atwood Oceanics, Inc.*	2,300	65,734
Baker Hughes, Inc.	2,100	121,779
ConocoPhillips	2,000	125,960
Halliburton Company	2,100	83,979
Helmerich & Payne, Inc.	1,000	59,560
Koninklijke Vopak NV	900	50,391
Marathon Oil Corporation	3,500	93,100
Noble Energy, Inc.	2,200	105,028
Noble Corporation	3,000	48,660
Occidental Petroleum Corporation	1,200	96,000
Phillips 66	2,550	179,316
Schlumberger Ltd.	1,500	123,585
Spectra Energy Corp.	3,500	117,040
Weatherford International Ltd.*	9,800	101,234

		1,598,191

Financials — 20.8%
AEGON N.V.	20,426	145,842
Akbank T.A.S.	8,500	61,795
Allstate Corporation	2,450	170,986
American International Group, Inc.	2,100	102,627
Ameriprise Financial, Inc.	1,350	168,669
AXA SA	4,500	105,885
Barclays PLC	9,500	133,380
Berkshire Hathaway, Inc. Class B*	1,200	172,692
BNP Paribas S.A.	5,450	143,526
BofI Holding , Inc.*	1,900	160,284
Brown & Brown, Inc.	4,000	123,400
Cheung Kong Holdings Limited	7,900	150,416
Chubb Corporation	1,400	137,060
Credit Suisse Group AG	6,453	135,771
Discover Financial Services	2,000	108,760
Eaton Vance Corp.	3,900	156,975
Everest Re Group Ltd.	1,000	171,380
Federated Investors, Inc.	4,900	154,889
Franklin Resources, Inc.	2,400	123,672
Goldman Sachs Group, Inc.	950	163,790
Hang Lung Group Limited	14,000	66,640
Hang Lung Properties Limited	25,000	73,750
Hartford Financial Services Group, Inc.	5,900	229,510
ICICI Bank Limited	16,000	192,160

API VALUE FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
ING Groep N.V.*	13,000	$161,720
Intesa Sanpaolo S.p.A.	8,400	146,328
Invesco Ltd.	4,500	165,285
KB Financial Group, Inc.*	3,000	101,250
Lincoln National Corporation	3,700	184,926
MetLife, Inc.	3,300	153,450
Mitsubishi UFJ Financial Group, Inc.	22,000	116,600
Montpelier Re Holdings Ltd.	4,700	165,111
NASDAQ OMX Group, Inc.	3,600	164,160
PRA Group, Inc.*	2,000	99,040
Primerica, Inc.	1,900	94,316
Principal Financial Group, Inc.	4,000	187,720
Prudential Financial, Inc.	1,800	136,584
Reinsurance Group of America, Inc.	2,700	223,587
State Street Corporation	2,300	164,473
Travelers Companies, Inc.	1,600	164,512
UBS AG*	1,400	23,352
Validus Holdings, Ltd.	3,200	126,880
Wells Fargo & Company	3,100	160,952
White Mountains Insurance Group Ltd.	190	122,470

		6,216,575

Health Care — 6.3%
Abbott Laboratories	1,500	67,140
AbbVie, Inc.	1,500	90,525
Actavis plc*	532	141,799
Alere, Inc.*	5,300	215,657
Amgen, Inc.	1,200	182,712
Hill-Rom Holdings, Inc.	3,000	143,280
Jazz Pharmaceuticals Plc*	1,400	237,076
Johnson & Johnson	1,300	130,182
Novartis AG	1,700	165,580
Teva Pharmaceutical Industries Ltd.	3,000	170,580
Thermo Fisher Scientific, Inc.	1,500	187,815
UnitedHealth Group, Inc.	1,400	148,750

		1,881,096

Industrials — 11.5%
ABB Limited*	5,100	97,614
ADT Corporation	2,300	79,120
Alliant Techsystems, Inc.	1,000	130,310
Babcock & Wilcox Company	6,000	163,380
Boeing Company	1,500	218,055
CNH Industrial NV*	10,718	81,993
CSX Corporation	4,000	133,200
FedEx Corporation	1,100	186,021
Ferrovial S.A.	2,100	42,315
Flowserve Corporation	1,300	70,837
Graco, Inc.	1,500	106,860
Hillenbrand, Inc.	3,600	113,076
Kaman Corporation	3,800	144,476
KBR, Inc.	3,300	54,549
Koninklijke Philips Electronics N.V.	4,950	136,571
Multi-Color Corporation	3,500	203,770
NIDEC CORPORATION	3,650	62,087
Old Dominion Freight Line, Inc.*	2,450	171,794
Orion Marine Group, Inc.*	10,400	94,952
Owens Corning, Inc.*	3,400	136,170
Regal-Beloit Corporation	450	30,983
Ritchie Bros. Auctioneers, Inc.	5,000	125,000
Siemens AG	1,200	125,508
Smiths Group plc	8,800	149,160
Standex International Corporation	2,100	147,189
Stericycle, Inc.*	1,200	157,548
United Technologies Corporation	1,200	137,736
USG Corporation*	4,300	130,935
Veritiv Corporation*	65	3,307

		3,434,516

Information Technology — 14.9%
Activision Blizzard, Inc.	9,100	190,145
Applied Materials, Inc.	8,800	200,992
ARM Holdings plc	3,500	163,940
Avago Technologies Ltd.	2,600	267,488
Broadcom Corporation	3,300	140,036
Cavium, Inc.*	3,000	176,430
Cisco Systems, Inc.	7,500	197,738
Citrix Systems, Inc.*	1,700	100,742
Corning, Inc.	9,200	218,684
EMC Corporation	5,600	145,208
Gemalto NV	1,300	47,203
International Business Machines, Inc.	500	76,655
Jabil Circuit, Inc.	4,600	94,806
Lam Research Corporation*	3,450	263,718
MasterCard, Inc.	2,500	205,075
NetEase, Inc.	2,200	240,350
NICE Systems Limited	2,650	129,718
NXP Semiconductors NV*	3,300	261,822
Proofpoint, Inc.*	3,500	175,000
SAP SE	2,300	150,328
Symantec Corporation	6,000	148,620
Teradata Corp.*	2,100	93,576
Total System Services, Inc.	3,500	123,795
United Internet AG	3,500	152,040
Visa, Inc.	800	203,928
VMware, Inc.*	1,400	107,940
WNS Holdings Ltd.*	7,900	177,750

		4,453,727

API VALUE FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
Materials — 6.2%
Albemarle Corporation	1,800	$86,868
Alcoa, Inc.	11,000	172,150
BASF SE	1,600	143,296
Crown Holdings, Inc.*	2,650	117,422
Ferro Corporation*	9,900	110,187
International Paper Company	3,400	179,044
Lafarge SA	8,600	146,716
Linde AG	7,900	151,127
Methanex Corporation	2,000	88,200
PolyOne Corporation	5,000	177,950
Silgan Holdings, Inc.	2,500	128,525
Syngenta AG ADS	950	61,826
The Mosaic Company	2,600	126,594
Vulcan Materials Company	2,100	148,071

		1,837,976

Telecommunication Services — 2.4%
China Mobile Limited	2,100	137,172
Colt Group S.A.*	77,400	154,026
8 x 8, Inc.*	15,000	115,650
Telecom Italia S.p.A.*	12,800	147,200
Vivendi SA	6,700	158,522

		712,570

Total Common Stocks		26,851,917

INVESTMENT COMPANIES — 10.6%
Business Development Companies — 0.6%
American Capital, Ltd.*	12,400	173,476

Exchange Traded Funds — 7.9%
iShares Europe ETF	3,250	138,873
iShares India 50 ETF	2,000	64,560
iShares MSCI Austria Capped ETF	2,600	37,726
iShares MSCI Belgium Capped ETF	3,200	52,896
iShares MSCI Brazil Capped ETF	1,500	51,465
iShares MSCI EAFE Value ETF	2,700	137,727
iShares MSCI Emerging Markets Value ETF	2,250	96,615
iShares MSCI France ETF	4,500	112,275
iShares MSCI Germany ETF	1,900	53,295
iShares MSCI Germany Small-Cap ETF	1,150	43,620
iShares MSCI India ETF	2,000	64,211
iShares MSCI Indonesia ETF	2,000	53,220
iShares MSCI Italy Capped ETF	6,900	94,599
iShares MSCI Philippines ETF	2,000	81,660
iShares MSCI South Korea Capped ETF	850	47,320
iShares MSCI Spain Capped ETF	2,700	88,101
iShares MSCI Switzerland Capped ETF	1,350	42,863
iShares MSCI Thailand Capped ETF	850	67,915
iShares MSCI United Kingdom Small-Cap ETF	1,100	40,436
Market Vectors Indonesia Index ETF	2,500	59,150
Market Vectors Vietnam Index ETF	3,800	69,502
Schwab International Equity ETF	5,400	156,222
Schwab International Small-Cap Equity ETF	4,650	133,781
Vanguard FTSE All-World Ex-U.S. Index Fund	3,500	163,975
Vanguard FTSE Emerging Markets ETF	3,500	139,790
Vanguard FTSE Europe ETF	3,000	158,040
WisdomTree Europe SmallCap Dividend Fund	1,850	96,570

		2,346,407

Money Market Funds — 2.1%
Fidelity Institutional Money Market Portfolio	634,621	634,621

Total Investment Companies		3,154,504

LIMITED PARTNERSHIPS — 0.5%
Financials — 0.5%
Carlyle Group LP	5,700	149,902

Total Limited Partnerships		149,902

Total Investments — 101.1% (cost $23,059,913)		30,156,323
Liabilities in Excess of Other Assets — 1.1%		(328,750)

Net Assets — 100.0%		$29,827,573

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

SCHEDULE OF INVESTMENTS

January 31, 2015

	Shares	Value
INVESTMENT COMPANIES — 100.1%
Growth Funds — 33.8%
API Efficient Frontier Growth Fund*(1)	999,962	$14,349,456

Income Funds — 30.3%
API Efficient Frontier Capital Income Fund(1)	285,324	12,902,355

Money Market Funds — 0.1%
Fidelity Institutional Money Market Portfolio	43,379	43,379

Value Funds — 36.0%
API Efficient Frontier Value Fund*(1)	869,827	15,282,866

Total Investments — 100.2% (cost $25,027,282)		42,578,056
Liabilities in Excess of Other Assets — 0.2%		(75,037)

Net Assets — 100.0%		$42,503,019

*	Non-income producing security.

(1)	Affiliated issuer.

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2015

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Assets
Investments in unaffiliated issuers at value (indentified cost of $32,787,808, $56,633,361, $839,355,510, $24,957,577, $23,059,913, and $43,379 respectively)	$37,729,959	$72,010,613	$796,885,274	$24,306,125	$30,156,323	$43,379
Investments in affiliated issuers at value (indentified cost of $24,983,903)						42,534,677

Total investments at value (identified cost of $32,787,808, $56,633,361, $839,355,510, $24,957,577, $23,059,913, and $25,027,282 respectively)	37,729,959	72,010,613	796,885,274	24,306,125	30,156,323	42,578,056
Dividends and interest receivable	60,940	48,149	6,650,190	182,072	11,621
Receivable for securities sold			3,545,678		31,525
Receivable for shareholder purchases	19,977	94,847	913,328	45,000		3,900
Other assets	2,343	4,253	46,385	1,270	1,948	2,899

Total assets	37,813,219	72,157,862	808,040,855	24,534,467	30,201,417	42,584,855

Liabilities
Payable for shareholder redemptions	19,041	32,915	2,208,765	60,813	15,374	18,514
Accrued distribution fees	12,798	29,985	444,194	12,995	7,196	30,411
Accrued advisory fees	19,556	61,785	269,809	8,055	23,671	11,247
Accrued accounting service fees	3,659	3,951	8,829	3,535	3,596
Payable for securities purchased			9,697,747	473,232	304,728
Other accrued expenses	21,529	31,172	212,218	18,825	19,279	21,664

Total liabilities	76,583	159,808	12,841,562	577,455	373,844	81,836

Net assets	$37,736,636	$71,998,054	$795,199,293	$23,957,012	$29,827,573	$42,503,019

Shares of beneficial interest (unlimited number of no par value shares authorized (Note 7)
Class A: Shares outstanding	125,196	2,044,450	17,433,354	271,272	1,091,187	279,231

Net asset value per share	$44.41	$14.35	$10.69	$12.11	$17.57	$36.13

Maximum offering price per share (Note 2)	$47.12	$15.23	$11.34	$12.85	$18.64	$38.33

Class L: Shares outstanding	282,333	2,738,724	41,468,217	1,372,574	582,173	841,984

Net asset value per share	$43.23	$12.75	$10.24	$11.22	$15.91	$35.08

Institutional Class: Shares outstanding	441,642	515,220	16,610,426	411,907	77,088	77,074

Net asset value per share	$45.22	$15.03	$11.08	$12.81	$18.07	$37.33

Net assets consist of
Paid-in capital	$30,925,430	$54,508,517	$879,406,639	$27,808,708	$25,265,999	$25,227,835
Undistributed net investment income (loss)	377,771	—	4,611,382	305,795	—	—
Accumulated net realized gain (loss) from security transactions	1,491,284	2,112,285	(46,348,493)	(3,506,039)	(2,534,836)	(275,590)
Unrealized appreciation on investments	4,942,151	15,377,252	(42,470,235)	(651,452)	7,096,410	17,550,774

Net assets applicable to outstanding shares of beneficial interest	$37,736,636	$71,998,054	$795,199,293	$23,957,012	$29,827,573	$42,503,019

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF OPERATIONS

Year Ended January 31, 2015

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Investment Income
Dividends from unaffiliated issuers	$1,473,874	$894,622	$40,748,166	$632,144	$505,996
Dividends from affiliated issuers						$322,102
Interest	46,050	949	27,735,504	675,442	379	333

Total income	1,519,924	895,571	68,483,670	1,307,586	506,375	322,435

Expenses
Investment advisory fees	236,560	722,703	3,194,760	143,428	276,147	135,251
Distribution fees
Class L	115,320	357,092	4,211,670	145,688	90,053	312,560
Class A	28,495		1,161,554			56,688
Accounting service fees	43,943	47,227	104,936	42,049	43,068
Transfer agent fees	54,649	88,114	813,521	51,616	48,862	66,597
Custodial fees	7,272	13,600	88,899	6,060	6,518	3,744
Professional fees	13,903	18,417	113,318	11,744	12,865	14,669
Registration fees	43,686	49,363	134,549	51,375	50,905	46,027
Trustee fees	4,268	8,371	84,223	2,110	3,207	4,392
Insurance	2,830	5,105	60,210	1,539	2,228	3,225
Shareholder reports	7,545	18,048	145,960	4,982	4,894	9,583
Miscellaneous	23,564	29,446	120,587	17,879	22,672	13,144

Total operating expenses	582,035	1,357,486	10,234,187	478,470	561,419	665,880
Less expenses waived by investment advisor				(61,469)

Net operating expenses	582,035	1,357,486	10,234,187	417,001	561,419	665,880

Net investment income (loss)	937,889	(461,915)	58,249,483	890,585	(55,044)	(343,445)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions in unaffiliated issuers	1,888,284	2,467,611	(35,655,881)	(471,622)	1,260,172
Net realized gain (loss) from security transactions in affiliated issuers						76,936
Change in unrealized appreciation on investments in unaffiliated issuers	(958,779)	(806,768)	(58,408,892)	(663,652)	(28,063)
Change in unrealized appreciation on investments in affiliated issuers						1,296,324

Net realized and unrealized gain (loss) on investments	929,505	1,660,843	(94,064,773)	(1,135,274)	1,232,109	1,373,260

Net increase (decrease) in net assets resulting from operations	$1,867,394	$1,198,928	$(35,815,290)	$(244,689)	$1,177,065	$1,029,815

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended January 31, 2015

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Operations
Net investment income (loss)	$937,889	$(461,915)	$58,249,483	$890,585	$(55,044)	$(343,445)
Net realized gain (loss) from security transactions	1,888,284	2,467,611	(35,655,881)	(471,622)	1,260,172	76,936
Net change in unrealized appreciation on investments	(958,779)	(806,768)	(58,408,892)	(663,652)	(28,063)	1,296,324

Increase (decrease) in net assets resulting from operations	1,867,394	1,198,928	(35,815,290)	(244,689)	1,177,065	1,029,815

Distributions
From net investment income:
Class A	(108,802)		(15,917,436)	(130,426)
Class L	(174,321)		(28,835,396)	(546,451)
Institutional Class	(509,877)		(10,656,168)	(111,123)

	(793,000)		(55,409,000)	(788,000)

From realized gain on security transactions:
Class A	(57,564)					(34,872)
Class L	(127,793)					(105,331)
Institutional Class	(211,643)					(9,356)

	(397,000)					(149,559)

Change in net assets from fund share transactions:
Class A	27,727	996,724	(17,402,212)	84,841	105,065	(2,150,463)
Class L	1,626,847	467,252	115,504,790	1,855,882	(964,677)	(124,727)
Institutional Class	(53,392)	3,420,334	97,002,895	4,425,927	981,700	1,306,767

Increase (decrease) in net assets resulting from capital share transactions	1,601,182	4,884,310	195,105,473	6,366,650	122,088	(968,423)

Total increase (decrease) in net assets	2,278,576	6,083,238	103,881,183	5,333,961	1,299,153	(88,167)
Net assets
Beginning of the year	35,458,060	65,914,816	691,318,110	18,623,051	28,528,420	42,591,186

End of year	$37,736,636	$71,998,054	$795,199,293	$23,957,012	$29,827,573	$42,503,019

Undistributed net investment income	$377,771	—	$4,611,382	$305,795	—	—

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended January 31, 2014

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Operations
Net investment income (loss)	$719,881	$(489,924)	$42,135,191	$701,250	$(106,915)	$(301,119)
Net realized gain (loss) from security transactions	625,716	4,519,391	(8,179,890)	(48,440)	1,233,718	284,241
Net change in unrealized appreciation on investments	1,648,037	5,198,354	(14,951,818)	(849,433)	3,194,693	5,173,434

Increase (decrease) in net assets resulting from operations	2,993,634	9,227,821	19,003,483	(196,623)	4,321,496	5,156,556

Distributions
From net investment income:
Class A	(113,275)		(14,283,973)	(123,526)
Class L	(188,040)		(20,836,687)	(440,366)
Institutional Class	(457,211)		(5,953,340)	(13,408)

	(758,526)		(41,074,000)	(577,300)

From realized gain on security transactions:
Class A	(33,203)
Class L	(65,846)
Institutional Class	(112,098)

	(211,147)

Change in net assets from Fund share transactions:
Class A	1,520,256	7,100,121	43,454,968	(512,481)	1,950,634	949,474
Class L	1,321,647	3,993,239	122,225,342	(1,954,658)	(694,717)	1,933,104
Institutional Class	4,220,222	4,149,496	55,746,730	1,021,723	409,754	1,463,294

Increase (decrease) in net assets resulting from capital share transactions	7,062,125	15,242,856	221,427,040	(1,445,416)	1,665,671	4,345,872

Total increase (decrease) in net assets	9,086,086	24,470,677	199,356,523	(2,219,339)	5,987,167	9,502,428
Net assets
Beginning of the year	26,371,974	41,444,139	491,961,587	20,842,390	22,541,253	33,088,758

End of year	$35,458,060	$65,914,816	$691,318,110	$18,623,051	$28,528,420	$42,591,186

Undistributed net investment income	$232,882		$1,770,899	$203,210

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Year Ended January 31,
	2015	2014	2013	2012	2011
For a share outstanding throughout each year
Net asset value, beginning of year	$43.49	$40.51	$36.79	$36.36	$30.19

Income from investment operations
Net investment income (1)(2)	1.03	0.95	0.80	0.71	0.42
Net realized and unrealized gain (loss) on investments	1.23	3.29	3.59	0.37	6.04

Total income (loss) from investment operations	2.26	4.24	4.39	1.08	6.46

Distributions
From net investment income	(0.87)	(0.99)	(0.67)	(0.65)	(0.29)
From net realized gain on security transactions	(0.47)	(0.27)

Total distributions	(1.34)	(1.26)	(0.67)	(0.65)	(0.29)

Net asset value, end of year	$44.41	$43.49	$40.51	$36.79	$36.36

Total return	5.13%	10.51%	12.09%	3.04%	21.39%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,559	$5,500	$3,659	$3,779	$4,040
Ratio of expenses to average net assets (3)	1.61%	1.74%	1.88%	1.92%	2.14%
Ratio of net investment income to average net assets (3)	2.24%	2.23%	2.13%	1.99%	1.27%
Portfolio turnover rate	28%	16%	37%	85%	66%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Year Ended January 31,
	2015	2014	2013	2012	2011
For a share outstanding throughout each year
Net asset value, beginning of year	$42.40	$39.54	$35.96	$35.56	$29.56

Income from investment operations
Net investment income (1)(2)	0.78	0.72	0.60	0.52	0.25
Net realized and unrealized gain (loss) on investments	1.19	3.22	3.49	0.37	5.89

Total income (loss) from investment operations	1.97	3.94	4.09	0.89	6.14

Distributions
From net investment income	(0.67)	(0.81)	(0.51)	(0.49)	(0.14)
From net realized gain on security transactions	(0.47)	(0.27)

Total distributions	(1.14)	(1.08)	(0.51)	(0.49)	(0.14)

Net asset value, end of year	$43.23	$42.40	$39.54	$35.96	$35.56

Total return	4.59%	9.98%	11.49%	2.56%	20.79%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,206	$10,417	$8,482	$7,792	$8,510
Ratio of expenses to average net assets (3)	2.11%	2.24%	2.38%	2.42%	2.64%
Ratio of net investment income to average net assets (3)	1.74%	1.73%	1.63%	1.49%	0.77%
Portfolio turnover rate	28%	16%	37%	85%	66%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Year Ended January 31,
	2015	2014	2013	2012	2011
For a share outstanding throughout each year
Net asset value, beginning of year	$44.24	$41.15	$37.35	$36.89	$30.60

Income from investment operations
Net investment income (1)(2)	1.28	1.19	1.01	0.91	0.60
Net realized and unrealized gain (loss) on investments	1.24	3.35	3.64	0.37	6.14

Total income (loss) from investment operations	2.52	4.54	4.65	1.28	6.74

Distributions
From net investment income	(1.07)	(1.18)	(0.85)	(0.82)	(0.45)
From net realized gain on security transactions	(0.47)	(0.27)

Total distributions	(1.54)	(1.45)	(0.85)	(0.82)	(0.45)

Net asset value, end of year	$45.22	$44.24	$41.15	$37.35	$36.89

Total return	5.63%	11.09%	12.63%	3.55%	22.03%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,971	$19,541	$14,231	$13,135	$11,636
Ratio of expenses to average net assets (3)	1.11%	1.24%	1.38%	1.42%	1.64%
Ratio of net investment income to average net assets (3)	2.74%	2.73%	2.63%	2.49%	1.77%
Portfolio turnover rate	28%	16%	37%	85%	66%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Year Ended January 31,
	2015	2014	2013	2012	2011
For a share outstanding throughout each year
Net asset value, beginning of year	$13.99	$11.50	$9.82	$9.85	$7.55

Income from investment operations
Net investment income (loss) (1)(2)	(0.02)	(0.05)		(0.04)	(0.04)
Net realized and unrealized gain (loss) on investments	0.38	2.54	1.68	0.01	2.34

Total income from investment (loss) operations	0.36	2.49	1.68	(0.03)	2.30

Net asset value, end of year	$14.35	$13.99	$11.50	$9.82	$9.85

Total return	2.57%	21.65%	17.11%	(0.30)%	30.46%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$29,343	$27,745	$16,671	$14,582	$12,975
Ratio of expenses to average net assets (3)	1.38%	1.45%	1.51%	1.58%	1.68%
Ratio of net investment income (loss) to average net assets (3)	(0.15)%	(0.38)%	0.00%	(0.37)%	(0.48)%
Portfolio turnover rate	60%	50%	56%	37%	35%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Year Ended January 31,
	2015	2014	2013	2012	2011
For a share outstanding throughout each year
Net asset value, beginning of year	$12.55	$10.42	$8.99	$9.11	$7.05

Income from investment operations
Net investment loss (1)(2)	(0.15)	(0.16)	(0.09)	(0.12)	(0.12)
Net realized and unrealized gain (loss) on investments	0.35	2.29	1.52		2.18

Total income (loss) from investment operations	0.20	2.13	1.43	(0.12)	2.06

Net asset value, end of year	$12.75	$12.55	$10.42	$8.99	$9.11

Total return	1.59%	20.44%	15.91%	(1.32)%	29.22%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$34,911	$33,954	$24,773	$22,728	$28,348
Ratio of expenses to average net assets (3)	2.38%	2.45%	2.51%	2.58%	2.68%
Ratio of net investment loss to average net assets (3)	(1.15)%	(1.38)%	(1.00)%	(1.37)%	(1.48)%
Portfolio turnover rate	60%	50%	56%	37%	35%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Year Ended	For the Period Ended
	January 31, 2015	January 31, 2014 *
For a share outstanding throughout the year/period
Net asset value, beginning of year/period	$14.65	$13.00

Income from investment operations
Net investment loss (1)(2)	(0.02)	(0.04)
Net realized and unrealized gain on investments	0.40	1.69

Total income from investment operations	0.38	1.65

Net asset value, end of year/period	$15.03	$14.65

Total return	2.59%	12.69	% (3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,744	$4,216
Ratio of expenses to average net assets (5)	1.38%	1.45	% (4)
Ratio of net investment loss to average net assets (5)	(0.15)%	(0.38	)% (4)
Portfolio turnover rate	60%	50	% (3)

*	Commencement of operations was June 1, 2013.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Year Ended January 31,
	2015	2014	2013	2012	2011
For a share outstanding throughout each year
Net asset value, beginning of year	$11.87	$12.24	$11.18	$11.90	$11.24

Income from investment operations
Net investment income (1)(2)	0.88	0.83	0.84	0.79	0.94
Net realized and unrealized gain (loss) on investments	(1.25)	(0.41)	1.00	(0.72)	0.62

Total income (loss) from investment operations	(0.37)	0.42	1.84	0.07	1.56

Distributions
From net investment income	(0.81)	(0.79)	(0.78)	(0.79)	(0.90)

Total distributions	(0.81)	(0.79)	(0.78)	(0.79)	(0.90)

Net asset value, end of year	$10.69	$11.87	$12.24	$11.18	$11.90

Total return	(3.48)%	3.58%	17.09%	0.69%	14.35%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$186,423	$226,003	$189,833	$69,653	$36,202
Ratio of expenses to average net assets (3)	1.11%	1.12%	1.24%	1.56%	1.71%
Ratio of net investment income to average net assets (3)	7.46%	6.93%	7.20%	7.02%	8.00%
Portfolio turnover rate	50%	59%	40%	86%	42%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Year Ended January 31,
	2015	2014	2013	2012	2011
For a share outstanding throughout each year
Net asset value, beginning of year	$11.41	$11.81	$10.82	$11.54	$10.92

Income from investment operations
Net investment income (1)(2)	0.78	0.74	0.76	0.74	0.88
Net realized and unrealized gain (loss) on investments	(1.19)	(0.40)	0.97	(0.69)	0.60

Total income (loss) from investment operations	(0.41)	0.34	1.73	0.05	1.48

Distributions
From net investment income	(0.76)	(0.74)	(0.74)	(0.77)	(0.86)

Total distributions	(0.76)	(0.74)	(0.74)	(0.77)	(0.86)

Net asset value, end of year	$10.24	$11.41	$11.81	$10.82	$11.54

Total return	(3.94)%	3.02%	16.62%	0.50%	14.05%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$424,727	$359,011	$248,675	$83,596	$46,927
Ratio of expenses to average net assets (3)	1.61%	1.62%	1.68%	1.81%	1.96%
Ratio of net investment income to average net assets (3)	6.96%	6.43%	6.76%	6.77%	7.80%
Portfolio turnover rate	50%	59%	40%	86%	42%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Year Ended January 31,				For the Period Ended January 31, 2011 (2)
	2015	2014	2013	2012
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$12.26	$12.61	$11.49	$12.19	$12.00

Income from investment operations
Net investment income (1)(3)	0.96	0.91	0.94	0.90	0.88
Net realized and unrealized gain (loss) on investments	(1.27)	(0.42)	1.02	(0.74)	0.11

Total income from investment operations	(0.31)	0.49	1.96	0.16	0.99

Distributions
From net investment income	(0.87)	(0.84)	(0.84)	(0.86)	(0.80)

Total distributions	(0.87)	(0.84)	(0.84)	(0.86)	(0.80)

Net asset value, end of year/period	$11.08	$12.26	$12.61	$11.49	$12.19

Total return (4)	(2.94)%	4.09%	17.71%	1.49%	8.60%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$184,049	$106,305	$53,454	$9,764	$5,756
Ratio of expenses to average net assets (5)(6)	0.61%	0.62%	0.68%	0.81%	0.96%
Ratio of net investment income to average net assets (5)(6)	7.96%	7.43%	7.76%	7.77%	8.80%
Portfolio turnover rate (4)	50%	59%	40%	86%	42%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was April 1, 2010.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API CORE INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Year Ended January 31,
	2015	2014	2013	2012	2011
For a share outstanding throughout each year
Net asset value, beginning of year	$12.65	$13.07	$12.46	$12.40	$10.39

Income from investment operations
Net investment income (1)(2)	0.64	0.55	0.34	0.11	0.01
Net realized and unrealized gain (loss) on investments	(0.63)	(0.52)	0.55	(0.05)	2.08

Total income (loss) from investment operations	0.01	0.03	0.89	0.06	2.09

Distributions
From net investment income	(0.55)	(0.45)	(0.28)		(0.08)

Total distributions	(0.55)	(0.45)	(0.28)		(0.08)

Net asset value, end of year	$12.11	$12.65	$13.07	$12.46	$12.40

Total return	(0.01)%	0.26%	7.19%	0.48%	20.09%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,285	$3,322	$3,986	$4,115	$3,653
Ratio of expenses to average net assets (3)(4)	1.32%	1.30%	1.47%	1.53%	1.69%
Ratio of net investment income to average net assets (3)	5.05%	4.36%	2.62%	0.91%	0.13%
Portfolio turnover rate	31%	103%	62%	244%	122%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.62%, 1.59%, 1.47%, 1.53%, and 1.69%, respectively.

The accompanying notes are an integral part of these financial statements.

API CORE INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Year Ended January 31
	2015	2014	2013	2012	2011
For a share outstanding throughout each year
Net asset value, beginning of year	$11.77	$12.20	$11.66	$11.72	$9.86

Income from investment operations
Net investment income (loss) (1)(2)	0.48	0.40	0.19	(0.01)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.58)	(0.49)	0.52	(0.05)	1.95

Total income from investment operations	(0.10)	(0.09)	0.71	(0.06)	1.86

Distributions
From net investment income	(0.45)	(0.34)	(0.17)		(0.00)*

Total distributions	(0.45)	(0.34)	(0.17)		(0.00)*

Net asset value, end of year	$11.22	$11.77	$12.20	$11.66	$11.72

Total return	(1.00)%	(0.72)%	6.10%	(0.51)%	18.88%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,396	$14,282	$16,856	$17,651	$17,190
Ratio of expenses to average net assets (3)(4)	2.32%	2.30%	2.47%	2.53%	2.69%
Ratio of net investment income (loss) to average net assets (3)	4.05%	3.40%	1.62%	(0.09)%	(0.87)%
Portfolio turnover rate	31%	103%	62%	244%	122%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Without fees waived by investment advisor, the ratio of expenses to average net assets would have been 2.62%, 2.59%, 2.47%, 2.53%, and 2.69%, respectively.

The accompanying notes are an integral part of these financial statements.

API CORE INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Year Ended	For the Period Ended
	January 31, 2015	January 31, 2014 *
For a share outstanding throughout the period
Net asset value, beginning of period	$13.35	$13.50

Income from investment operations
Net investment income (1)(2)	0.67	0.43
Net realized and unrealized loss on investments	(0.66)	(0.28)

Total income (loss) from investment operations	0.01	0.15

Distributions
From net investment income	(0.55)	(0.30)

Total distributions	(0.55)	(0.30)

Net asset value, end of period	$12.81	$13.35

Total return	(0.01)%	1.13	% (3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,276	$1,019	(4)
Ratio of expenses to average net assets (5)(6)	1.32%	1.30	% (4)
Ratio of net investment income (loss) to average net assets (5)	5.05%	4.91%
Portfolio turnover rate (3)	31%	103%

*	Commencement of operations was June 1, 2013.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

(5)	Does not include expenses of the investment companies in which the Fund invests.

(6)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.62% and 1.68%, respectively.

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Year Ended January 31,
	2015	2014	2013	2012	2011
For a share outstanding throughout each year
Net asset value, beginning of year	$16.81	$14.05	$12.67	$12.99	$10.33

Income from investment operations
Net investment income (loss) (1)(2)	0.02	(0.01)	0.02	0.02	0.02
Net realized and unrealized gain (loss) on investments	0.74	2.77	1.36	(0.34)	2.64

Total income from investment operations	0.76	2.76	1.38	(0.32)	2.66

Net asset value, end of year	$17.57	$16.81	$14.05	$12.67	$12.99

Total return	4.52%	19.64%	10.89%	(2.46)%	25.75%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,171	$18,240	$13,556	$13,579	$11,962
Ratio of operating expenses to average net assets (3)	1.54%	1.58%	1.64%	1.59%	1.72%
Ratio of net investment income (loss) to average net assets (3)	0.11%	(0.09)%	0.15%	0.16%	0.16%
Portfolio turnover rate	19%	25%	95%	52%	58%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Year Ended January 31,
	2015	2014	2013	2012	2011
For a share outstanding throughout each year
Net asset value, beginning of year	$15.37	$12.95	$11.79	$12.19	$9.79

Income from investment operations
Net investment income (loss) (1)(2)	(0.13)	(0.14)	(0.09)	(0.09)	(0.08)
Net realized and unrealized gain (loss) on investments	0.67	2.56	1.25	(0.31)	2.48

Total income (loss) from investment operations	0.54	2.42	1.16	(0.40)	2.40

Net asset value, end of year	$15.91	$15.37	$12.95	$11.79	$12.19

Total return	3.51%	18.69%	9.84%	(3.28)%	24.51%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,264	$9,868	$8,986	$9,405	$15,147
Ratio of operating expenses to average net assets (3)	2.44%	2.48%	2.54%	2.49%	2.62%
Ratio of net investment income (loss) to average net assets (3)	(0.79)%	(0.99)%	(0.75)%	(0.74)%	(0.74)%
Portfolio turnover rate	19%	25%	95%	52%	58%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Year Ended	For the Period Ended
	January 31, 2015	January 31, 2014*
For a share outstanding throughout the year/period
Net asset value, beginning of year/period	$17.29	$15.50

Income from investment operations
Net investment income (loss) (1)(2)	0.02	(0.03)
Net realized and unrealized gain on investments	0.76	1.82

Total income from investment operations	0.78	1.79

Net asset value, end of year/period	$18.07	$17.29

Total return	4.51%	11.55	% (3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,393	$420
Ratio of operating expenses to average net assets (5)	1.54%	1.58	% (4)
Ratio of net investment income (loss) to average net assets (5)	0.11%	(0.26	)% (4)
Portfolio turnover rate	19%	25	% (3)

*	Commencement of operations was June 1, 2013.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Year Ended January 31,
	2015	2014	2013	2012	2011
For a share outstanding throughout each year
Net asset value, beginning of year	$35.24	$30.39	$27.14	$27.41	$22.13

Income from investment operations
Net investment income (loss) (1)(2)	(0.16)	(0.16)	(0.14)	(0.13)	(0.24)
Net realized and unrealized gain (loss) on investments	1.17	5.01	3.39	(0.14)	5.52

Total income (loss) from investment operations	1.01	4.85	3.25	(0.27)	5.28

Distributions
From net realized gain on security transactions	(0.12)

Total distributions	(0.12)

Net asset value, end of year	$36.13	$35.24	$30.39	$27.14	$27.41

Total return	2.86%	15.96%	11.97%	(0.99)%	23.86%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,087	$11,907	$9,488	$11.389	$9,407
Ratio of expenses to average net assets (3)	1.16%	1.23%	1.22%	1.23%	1.45%
Ratio of net investment loss to average net assets (3)	(0.44)%	(0.47)%	(0.49)%	(0.49)%	(0.96)%
Portfolio turnover rate	7%	3%	7%	16%	7%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Year Ended January 31,
	2015	2014	2013	2012	2011
For a share outstanding throughout each year
Net asset value, beginning of year	$34.40	$29.81	$26.76	$27.16	$22.03

Income from investment operations
Net investment income (loss) (1)(2)	(0.34)	(0.32)	(0.27)	(0.26)	(0.36)
Net realized and unrealized gain (loss) on investments	1.14	4.91	3.32	(0.14)	5.49

Total income (loss) from investment operations	0.80	4.59	3.05	(0.40)	5.13

Distributions
From net realized gain on security transactions	(0.12)

Total distributions	(0.12)

Net asset value, end of year	$35.08	$34.40	$29.81	$26.76	$27.16

Total return	2.32%	15.40%	11.40%	(1.47)%	23.29%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$29,539	$29,125	$23,601	$21,280	$18,708
Ratio of expenses to average net assets (3)	1.66%	1.73%	1.72%	1.73%	1.95%
Ratio of net investment income to average net assets (3)	(0.94)%	(0.97)%	(0.99)%	(0.99)%	(1.46)%
Portfolio turnover rate	7%	3%	7%	16%	7%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Year Ended	For the Period Ended
	January 31, 2015	January 31, 2014*
For a share outstanding throughout the period
Net asset value, beginning of period	$36.23	$33.00

Income from investment operations
Net investment income (1)(2)	0.02	0.03
Net realized and unrealized gain on investments	1.20	3.20

Total income from investment operations	1.22	3.23

Distributions
From net realized gain on security transactions	(0.12)

Total distributions	(0.12)

Net asset value, end of period	$37.33	$36.23

Total return	3.36%	9.79	% (3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,877	$1,560
Ratio of expenses to average net assets (5)	0.66%	0.73	% (4)
Ratio of net investment income to average net assets (5)	0.06%	0.13	% (4)
Portfolio turnover rate (3)	7%	3%

*	Commencement of operations was June 1, 2013.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API TRUST

NOTES TO FINANCIAL STATEMENTS

January 31, 2015

1.	Organization

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The accompanying financial statements include the Capital Income Fund, Growth Fund, Income Fund, Core Income Fund, Value Fund, and Master Allocation Fund (collectively the “Funds”). Each Fund offers Class A, Class L and Institutional Class shares.

The Capital Income Fund’s investment objective is to seek to achieve high current income, as well as growth of capital and income. The Growth Fund’s investment objective is growth of capital. The Capital Income Fund and Growth Fund invest primarily in the common stock of U.S. and foreign issuers, securities issued by investment companies (“Underlying Funds”), including open-end mutual funds, closed-end funds, business development companies, unit investment trusts, and foreign investment companies, long-, intermediate- or short-term bonds and other fixed-income securities, and index securities (“Index Securities”), including exchange traded funds and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

The Income Fund’s investment objective is current income with limited credit risk. The Income Fund invests primarily in debt securities, including U.S. Government securities and corporate bonds, structured notes, common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Core Income Fund’s investment objective is maximum total return from capital growth and income. The Core Income Fund invests primarily in corporate bonds, structured notes, common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Value Fund’s investment objective is growth of capital, as well as income. The Value Fund invests primarily in the common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Master Allocation Fund’s investment objective is long term capital appreciation and current income. Under normal conditions, Yorktown Management & Research Company, Inc., the Funds’ investment advisor (the “Advisor”), seeks to achieve the Fund’s investment objective by investing in a variety of equity and debt securities. The Advisor currently invests Fund assets in securities issued by other Underlying Funds managed by the Advisor, but reserves the right to invest Fund assets in other equity and debt securities as it deems appropriate in seeking to achieve the Fund’s investment objective.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

2.	Significant Accounting Policies

Portfolio Valuation

The Funds’ investments in Underlying Funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Securities that are listed on U.S. exchanges (other than exchange traded funds (“ETFs”)) are valued

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

at the last sales price on the day the securities are valued or, lacking any sales on such day, at the previous day’s closing price. ETFs are valued at the last sales price on the ETFs primary exchange on the day the securities are valued or, lacking any sales on such day, either at the value assigned by a nationally recognized third-party pricing service or at the previous day’s closing price. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. U.S. Treasury securities and corporate bonds are valued at an evaluated mean of the bid and asked prices. Securities for which market quotations are unavailable or unreliable are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1—Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

•

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3—Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2015, in valuing the Funds’ assets carried at fair value.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Capital Income Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks	$32,366,709	$—	$—	$32,366,709
Corporate Bonds & Notes	—	495,248	—	495,248
Investment Companies	4,868,002	—	—	4,868,002

Total	$37,234,711	$495,248	$—	$37,729,959

Growth Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks	$65,128,142	$—	$—	$65,128,142
Investment Companies	6,882,471	—	—	6,882,471

Total	$72,010,613	$—	$—	$72,010,613

Income Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks	$181,819,696	$—	$—	$181,819,696
Convertible Securities	—	2,085,000	—	2,085,000
Corporate Bonds & Notes	—	357,278,779	—	357,278,779
Investment Companies	231,627,863	—	—	231,627,863
Limited Partnerships	1,291,382	—	—	1,291,382
Preferred Stocks	22,782,554	—	—	22,782,554

Total	$437,521,495	$359,363,779	$—	$796,885,274

Core Income Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Convertible Securities	$—	$103,813	$—	$103,813
Corporate Bonds & Notes	—	15,287,949	—	15,287,949
Investment Companies	8,914,363	—	—	8,914,363

Total	$8,914,363	$15,391,762	$—	$24,306,125

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Value Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks	$26,851,917	$—	$—	$26,851,917
Investment Companies	3,154,504	—	—	3,154,504
Limited Partnerships	149,902	—	—	149,902

Total	$30,156,323	$—	$—	$30,156,323

Master Allocation Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Companies	$42,578,056	$—	$—	$42,578,056

There were no transfers into or out of Levels 1 and 2 during the current period presented. Transfers are recognized at the end of the reporting period.

Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains are allocated to each class proportionately for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

The Funds currently offer Class A shares which include a maximum front-end sales charge (load) of 5.75%. Class A shares may be purchased without a front-end sales charge under certain circumstances.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Other

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

In preparing these financial statements, management has evaluated Fund related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Funds’ financial statements.

3.	Principal Risks

In the normal course of business the Funds may trade securities, including structured notes, where the risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). Structured notes are hybrid securities that generally combine both debt and equity characteristics into a single note form. The risks of investing in structured notes include unfavorable price movements in the underlying security or index and the credit risk of the issuing financial institution. There may be no guarantee of interest payments or return of principal with structured notes, and structured notes may be less liquid than other investments held by a Fund.

Market Risks—The Funds’ investments in securities expose the Funds to various risks such as, but not limited to, interest rate and equity risks.

Interest rate risk is the risk that fixed income securities, as well as structured notes, will decline in value because of changes in interest rates. Generally, as interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The market value of equities, such as common stocks and preferred securities, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks—The Funds will be exposed to credit risk due to the entities with whom they trade. A Fund could lose money if the issuer or guarantor of a fixed income security or structured note is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

3.	Principal Risks, continued

Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

4.	Investment Advisory and Accounting Services Agreements

The Advisor, whose principal stockholder is also a trustee of the Trust, serves as the Funds’ investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .60% of the average daily net assets of the Capital Income Fund; 1.00% of the first $100 million of the average daily net assets of the Growth Fund and .75% of the average daily net assets exceeding $100 million; .40% of the average daily net assets of the Income Fund; .70% of the average daily net assets of the Core Income Fund; .90% of the average daily net assets of the Value Fund; and .30% of the average daily net assets of the Master Allocation Fund. During the year ended January 31, 2015, the Advisor voluntarily waived $61,469 of fees for the Core Income Fund.

In addition, the Advisor provides certain accounting and pricing services for the Funds. For the year ended January 31, 2015, the Advisor received $43,943, $47,227, $104,936, $42,049, and $43,068 from the Capital Income Fund, Growth Fund, Income Fund, Core Income Fund, and Value Fund, respectively. The Advisor does not currently charge administrative services and accounting services fees for the Master Allocation Fund.

5.	Distribution Plan and Fees

The Trust has adopted Rule 12b-1 Plans of Distribution providing for the payment of distribution and service fees to the Funds’ distributor. Class A Shares of the Capital Income Fund pay a fee of 0.50% of the Class A shares’ average daily net assets. Of this amount, 0.25% represents distribution fees and 0.25% represents shareholder servicing fees. Class A Shares of the Income Fund and Master Allocation Fund pay a fee of 0.50% of each Class A shares’ average daily net assets for distribution fees. Class L Shares of the Capital Income Fund, Growth Fund, Income Fund, Core Income Fund and Master Allocation Fund pay a fee of 1.00% of each Class L Shares’ average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees. Class L Shares of the Value Fund pay a fee of 0.90% of the Class L Shares’ average daily net assets. Of this amount, 0.65% represents distribution fees and 0.25% represents shareholder servicing fees.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

6.	Investment Activity

For the year ended January 31, 2015, total aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Capital Income Fund	$12,218,291	$10,830,739	$—	$—
Growth Fund	48,500,519	43,035,158	—	—
Income Fund	589,931,315	396,644,606	—	—
Core Income Fund	11,501,641	6,259,309	—	—
Value Fund	5,847,270	5,615,914	—	—
Master Allocation Fund	3,110,000	3,925,000	—	—

7.	Fund Share Transactions

Share transactions for the period ended January 31, 2015 were as follows:

	Amount				Shares
	Sold	Reinvested From Distributions	Redeemed	Net Change	Sold	Reinvested From Distributions	Redeemed	Net Change
Capital Income Fund:
Class A	$2,038,159	$142,121	$(2,152,553)	$27,727	43,959	3,109	(48,337)	(1,269)
Class L	2,613,894	281,856	(1,268,903)	1,626,847	58,594	6,339	(28,289)	36,644
Institutional Class	4,058,950	229,599	(4,341,941)	(53,392)	87,988	4,929	(93,019)	(102)
Growth Fund:
Class A	6,656,643	—	(5,659,919)	996,724	460,742	—	(399,409)	61,333
Class L	6,767,524	—	(6,300,272)	467,252	525,516	—	(492,212)	33,304
Institutional Class	6,809,898	—	(3,389,564)	3,420,334	449,671	—	(222,173)	227,498
Income Fund:
Class A	84,002,352	10,345,962	(111,750,526)	(17,402,212)	7,089,727	883,470	(9,582,568)	(1,609,371)
Class L	175,558,632	22,418,861	(82,472,703)	115,504,790	15,449,611	2,004,910	(7,451,186)	10,003,335
Institutional Class	155,150,357	8,731,228	(66,878,690)	97,002,895	12,867,932	725,115	(5,651,192)	7,941,855
Core Income Fund:
Class A	1,601,721	120,224	(1,637,104)	84,841	128,311	9,481	(129,087)	8,705
Class L	5,615,025	513,424	(4,272,567)	1,855,882	477,447	43,619	(362,037)	159,029
Institutional Class	4,698,785	110,597	(383,455)	4,425,927	356,509	8,266	(29,190)	335,585
Value Fund:
Class A	2,425,288	—	(2,320,223)	105,065	135,992	—	(129,616)	6,376
Class L	809,505	—	(1,774,182)	(964,677)	49,772	—	(109,803)	(60,031)
Institutional Class	981,700	—	—	981,700	52,778	—	—	52,778
Master Allocation Fund:
Class A	1,947,570	32,571	(4,130,604)	(2,150,463)	52,592	875	(112,072)	(58,605)
Class L	6,557,212	102,944	(6,784,883)	(124,727)	182,126	2,847	(189,580)	(4,607)
Institutional Class	1,523,515	7,867	(224,615)	1,306,767	39,730	205	(5,907)	34,028

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

7.	Fund Share Transactions, continued

At January 31, 2015, net assets per class consisted of the following:

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Class A	$5,559,479	$29,342,982	$186,423,138	$3,285,158	$19,170,723	$10,087,238
Class L	12,205,751	34,911,334	424,727,468	15,396,107	9,264,046	29,538,681
Institutional Class	19,971,406	7,743,738	184,048,687	5,275,747	1,392,804	2,877,100

Share transactions for the period ended January 31, 2014 were as follows:

	Amount				Shares
	Sold	Reinvested From Distributions	Redeemed	Net Change	Sold	Reinvested From Distributions	Redeemed	Net Change
Capital Income Fund:
Class A	$1,722,664	$135,889	$(338,297)	$1,520,256	40,860	3,125	(7,839)	36,146
Class L	2,486,363	236,927	(1,401,643)	1,321,647	59,169	5,572	(33,555)	31,186
Institutional Class	4,778,703	161,322	(719,803)	4,220,222	108,878	3,651	(16,606)	95,923
Growth Fund:
Class A	9,432,304	—	(2,332,183)	7,100,121	720,961	—	(187,261)	533,700
Class L	7,847,250	—	(3,854,011)	3,993,239	655,385	—	(327,101)	328,284
Institutional Class	4,290,926	—	(141,432)	4,149,494	297,211	—	(9,489)	287,722
Income Fund:
Class A	106,455,310	9,358,714	(72,359,056)	43,454,968	8,836,808	784,282	(6,088,172)	3,532,918
Class L	171,940,678	16,361,672	(66,077,008)	122,225,342	14,754,858	1,425,721	(5,779,960)	10,400,619
Institutional Class	90,714,011	5,179,005	(40,146,286)	55,746,730	7,323,394	422,077	(3,314,664)	4,430,807
Core Income Fund:
Class A	1,181,493	121,022	(1,814,996)	(512,481)	91,995	9,540	(143,966)	(42,431)
Class L	1,789,184	426,510	(4,170,352)	(1,954,658)	149,521	36,121	(353,858)	(168,216)
Institutional Class	1,007,702	14,021	—	1,021,723	75,257	1,065	—	76,322
Value Fund:
Class A	2,469,961	—	(519,327)	1,950,634	155,062	—	(34,990)	120,072
Class L	1,218,206	—	(1,912,923)	(694,717)	82,363	—	(133,767)	(51,404)
Institutional Class	409,754	—	—	409,754	24,310	—	—	24,310
Master Allocation Fund:
Class A	2,789,175	—	(1,839,701)	949,474	82,331	—	(56,702)	25,629
Class L	7,316,314	—	(5,383,210)	1,933,104	224,402	—	(169,446)	54,956
Institutional Class	1,681,475	—	(218,181)	1,463,294	49,029	—	(5,983)	43,046

At January 31, 2014, net assets per class consisted of the following:

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Class A	$5,499,935	$27,744,727	$226,002,612	$3,321,964	$18,239,642	$11,906,977
Class L	10,417,081	33,954,426	359,010,980	14,282,153	9,868,411	29,124,514
Institutional Class	19,541,044	4,215,663	106,304,518	1,018,934	420,367	1,559,695

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information

Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and, is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets and distributions for tax purposes differ from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for losses deferred with respect to wash sales, and excise tax regulations. For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012-2014), or expected to be taken in the Funds’ 2015 tax returns. The Funds identify their major tax jurisdictions as U. S. Federal and Virginia State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

At January 31, 2015, the gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes, were as follows:

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Cost of investments	$32,787,808	$56,633,361	$839,383,101	$24,957,577	$23,059,913	$25,380,728

Gross unrealized appreciation	$6,397,877	$16,873,731	$21,575,423	$142,779	$7,992,844	$17,197,533
Gross unrealized depreciation	(1,455,726)	(1,496,479)	(64,073,250)	(794,231)	(896,434)	(205)

Net unrealized appreciation/(depreciation) on investments	$4,942,151	$15,377,252	$(42,497,827)	$(651,452)	$7,096,410	$17,197,328

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions and wash sales.

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NOTES TO FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

Generally accepted accounting principles require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended January 31, 2015, permanent differences in book and tax accounting have been reclassified to paid in capital, accumulated net investment income/loss and accumulated net realized gain/loss as follows:

	Increase (Decrease)
	Paid in Capital	Accumulated Net Investment Income/Loss	Accumulated Net Realized Gain/Loss
Capital Income Fund	$—	$—	$—
Growth Fund	(461,915)	461,915	—
Income Fund	(94,584)	—	94,584
Core Income Fund	—	—	—
Value Fund	(55,044)	55,044	—
Master Allocation Fund	(343,445)	343,445	—

As of January 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Undistributed ordinary income	$377,771	$—	$4,611,382	$305,795	$—	$—
Undistributed long-term capital gains	—	—	—	—	—	—

Accumulated earnings	377,771	—	4,611,382	305,795	—	—
Accumulated capital and other losses	1,491,284	2,112,285	(46,320,901)	(3,506,039)	(2,534,836)	77,856
Unrealized appreciation/(depreciation) on investments	4,942,151	15,377,252	(42,497,827)	(651,452)	7,096,410	17,197,328

Total accumulated earnings/(deficit)	$6,811,206	$17,489,537	$(84,207,346)	$(3,851,696)	$4,561,574	$17,275,184

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

The tax character of distributions paid during the years ended January 31, 2015 and 2014 were as follows:

	January 31, 2015
	Ordinary Income	Long Term Capital Gains	Total Distributions
Capital Income Fund	$793,000	$397,000	$1,190,000
Growth Fund	—	—	—
Income Fund	55,409,000	—	55,409,000
Core Income Fund	788,000	—	788,000
Value Fund	—	—	—
Master Allocation Fund	—	149,559	149,559

	January 31, 2014
	Ordinary Income	Long Term Capital Gains	Total Distributions
Capital Income Fund	$758,526	$211,147	$969,673
Growth Fund	—	—	—
Income Fund	41,074,000	—	41,074,000
Core Income Fund	577,300	—	577,300
Value Fund	—	—	—
Master Allocation Fund	—	—	—

At January 31, 2015, the Funds had accumulated capital loss carryforwards as follows:

			Not Subject to Expiration
	2017	2018	Short-Term	Long-Term	Total
Capital Income Fund	$—	$—	$—	$—	$—
Growth Fund	—	—	—	—	—
Income Fund	72,378	62,313	32,207,990	13,978,220	46,320,901
Core Income Fund	—	1,578,179	—	—	1,578,179
Value Fund	—	2,534,836	—	—	2,534,836
Master Allocation Fund	—	—	—	—	—

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

Post-October capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. As of January 31, 2015, the Funds had Post-October capital losses of:

Capital Income Fund	$—
Growth Fund	—
Income Fund	1,927,861
Core Income Fund	—
Value Fund	—
Master Allocation Fund	—

9.	Transactions with Affiliates

The Master Allocation Fund invests in other mutual funds which are managed by the Advisor. Transactions with affiliates during the year ended January 31, 2015 were as follows:

Affiliated Fund Name	Balance of Shares Held 1/31/2014	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2015	Value 1/31/2015	Dividend Income	Realized Gain (Loss) on Security Transactions
API Capital Income Fund	301,978	4,561	(21,215)	285,324	$12,902,355	$322,102	$145,510
API Growth Fund	1,037,600	83,488	(121,126)	999,962	14,349,456	—	(71,644)
API Value Fund	847,106	93,901	(71,180)	869,827	15,282,866	—	3,070

Total	2,186,684	181,950	(213,521)	2,155,113	$42,534,677	$322,102	$76,936

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

American Pension Investors Trust

Lynchburg, Virginia

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of the American Pension Investors Trust, (comprised of the API Efficient Frontier Capital Income Fund, API Efficient Frontier Growth Fund, API Efficient Frontier Income Fund, API Efficient Frontier Core Income Fund, API Efficient Frontier Value Fund, and API Master Allocation Fund, collectively referred to as the “Funds”), as of January 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2015, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the American Pension Investors Trust as of January 31, 2015, the results of their operations for the year then ended, the statements of changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

March 25, 2015

The graphs that follow assume an initial investment of $10,000 made on January 31, 2005 (or, if a shorter period, commencement of a Fund’s operations) and held through January 31, 2015. THE FUNDS’ RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The MSCI World Free GTR Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Funds’ portfolios. The Barclays U.S. Aggregate Index is a broad-based benchmark that measures the investment grade fixed-rate taxable bond market and also is representative of a broader market and range of securities than is found in the Funds’ portfolios. The Dow Jones Conservative Relative Risk Index is made up of underlying indexes designed to measure portfolios at conservative risk levels. Individuals cannot invest directly in the Indexes; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Gross operating expense ratios by Fund and share class, as disclosed in the current prospectus as of the date of this report, are: Capital Income Fund Class A - 1.87%; Capital Income Fund Class L - 2.37%; Capital Income Fund Institutional Class - 1.37%; Growth Fund Class A - 1.48%; Growth Fund Class L - 2.48%; Growth Fund Institutional Class - 1.48%; Income Fund Class A - 1.48%; Income Fund Class L - 2.48%; Income Fund Institutional Class - 1.48%; Core Income Fund Class A - 1.56%; Core Income Fund Class L - 2.56%; Core Income Fund Institutional Class - 1.56%; Value Fund Class A - 1.62%; Value Fund Class L - 2.52%; Value Fund Institutional Class - 1.62%; Master Allocation Fund Class A - 2.63%; Master Allocation Fund Class L - 3.13%; Master Allocation Fund Institutional Class - 2.13%.

The performance data quoted represents past performance and does not guarantee future results. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment in a Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more information on the Funds, to obtain performance data current to the most recent month end, or to obtain a prospectus, please call 1-800-544-6060. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of each Fund before investing. A Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Funds are distributed by Unified Financial Services, Inc., member FINRA.

Expense Examples

API Trust Efficient Frontier Funds

As a shareholder in an API Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2014 to January 31, 2015.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 1/31/2015	Expenses Paid * During the Period	Annualized Expense Ratio
Capital Income Fund
Class A				1.61%
Actual	$1,000.00	$983.30	$8.05
Hypothetical (5% return before expenses)	1,000.00	1,033.90	8.25
Class L				2.11%
Actual	1,000.00	980.70	10.53
Hypothetical (5% return before expenses)	1,000.00	1,028.90	10.79
Institutional Class				1.11%
Actual	1,000.00	985.60	11.11
Hypothetical (5% return before expenses)	1,000.00	1,038.90	5.70

Growth Fund
Class A				1.38%
Actual	1,000.00	1,006.30	6.98
Hypothetical (5% return before expenses)	1,000.00	1,036.20	7.08
Class L				2.38%
Actual	1,000.00	1,001.60	12.01
Hypothetical (5% return before expenses)	1,000.00	1,026.20	12.15
Institutional Class				1.38%
Actual	1,000.00	1,006.70	6.98
Hypothetical (5% return before expenses)	1,000.00	1,036.20	7.08

Income Fund
Class A				1.11%
Actual	1,000.00	928.80	5.40
Hypothetical (5% return before expenses)	1,000.00	1,038.90	5.70
Class L				1.61%
Actual	1,000.00	926.60	7.82
Hypothetical (5% return before expenses)	1,000.00	1,033.90	8.25
Institutional Class				0.61%
Actual	1,000.00	931.40	2.97
Hypothetical (5% return before expenses)	1,000.00	1,043.90	3.14

Core Income Fund
Class A				1.32%
Actual	1,000.00	964.90	6.54
Hypothetical (5% return before expenses)	1,000.00	1,036.80	6.78
Class L				2.32%
Actual	1,000.00	959.90	11.46
Hypothetical (5% return before expenses)	1,000.00	1,026.80	11.85
Institutional Class				1.32%
Actual	1,000.00	964.50	6.54
Hypothetical (5% return before expenses)	1,000.00	1,036.80	6.78

Value Fund
Class A				1.54%
Actual	1,000.00	977.20	7.67
Hypothetical (5% return before expenses)	1,000.00	1,034.60	7.90
Class L				2.44%
Actual	1,000.00	972.50	12.13
Hypothetical (5% return before expenses)	1,000.00	1,025.60	12.46
Institutional Class				1.54%
Actual	1,000.00	977.30	7.68
Hypothetical (5% return before expenses)	1,000.00	1,034.60	7.90

	Beginning Account Value	Ending Account Value 1/31/2015	Expenses Paid * During the Period	Annualized Expense Ratio
Master Allocation Fund
Class A				1.16%
Actual	$1,000.00	$983.10	$5.80
Hypothetical (5% return before expenses)	1,000.00	1,038.40	5.91
Class L				1.66%
Actual	1,000.00	981.40	8.29
Hypothetical (5% return before expenses)	1,000.00	1,033.40	8.51
Institutional Class				0.66%
Actual	1,000.00	985.50	3.30
Hypothetical (5% return before expenses)	1,000.00	1,043.40	3.40

*	The dollar amounts shown as “Expenses Paid” are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) and divided by 365 (to reflect the one-half year period).

Other Information

Proxy Voting Policies and Procedures

Both (i) a description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Funds’ portfolio securities and (ii) information regarding how the Trust voted proxies relating to the Funds’ portfolio securities during the most recent twelve month period ended June 30th are available without charge, upon request, by calling the Trust at (800) 544-6060, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files each Fund’s complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The filed forms may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

TRUSTEES AND OFFICERS

The table below provides information about the Trust’s trustees and officers, including biographical information about their business experience. The address of each trustee and officer is 2303 Yorktown Avenue, Lynchburg, Virginia 24501.

Name and Age	Position(s) Held with Trust	Term of Office and Length of Service (*)	Number of API Trust Portfolios Overseen	Principal Occupation(s) During the Past Five Years and Other Directorships Held

David D. Basten Age 64	President and Trustee	Since 1985	All (consisting of six portfolios)	President, Director and Portfolio Manager, Yorktown Management & Research Company, Inc.; Partner, Downtown Enterprises (real estate); Managing Partner, WAIMED Enterprises, LLC (real estate and travel services). He is the father of David M. Basten.

David M. Basten Age 37	Vice-President, Assistant Secretary and Trustee	Since 2008	All (consisting of six portfolios)	Portfolio Manager, Yorktown Management & Research Company, Inc.. He is the son of David D. Basten.

Mark A. Borel Age 62	Trustee	Since 1985	All (consisting of six portfolios)	President, Borel Construction Company, Inc.; President, Borel Properties, Inc. (real estate); Partner, JBO, LLC (real estate); Partner, JAMBO International, LLC (commercial real estate); Partner, Jamborita, LLC (commercial real estate); Partner, Neighbor’s Place Restaurant; Partner, The HAB Company, LC (real estate); Partner, Piedmont Professional Investments, LLC (real estate); Partner, A & K - BO, LLC (real estate); Partner, TABO International, LLC (real estate); Partner, City Place Apartments, LLC (real estate); Partner, Braxton Park, LLC (real estate); Partner, BOJAM, LLC (commercial real estate); Partner, New London Development Company (real estate); Partner, Lake Group, LLC (real estate)

Stephen B. Cox Age 66	Trustee	Since 1995	All (consisting of six portfolios)	Retired

Name and Age	Position(s) Held with Trust	Term of Office and Length of Service (*)	Number of API Trust Portfolios Overseen	Principal Occupation(s) During the Past Five Years and Other Directorships Held

G. Edgar Dawson III Age 58	Trustee	Since 1995	All (consisting of six portfolios)	Shareholder, President and Director, Petty, Livingston, Dawson, & Richards, P.C. (law firm).

Wayne C. Johnson Age 62	Trustee	Since 1988	All (consisting of six portfolios)	Retired; Previously Vice President of Operations and Human Resources, C.B. Fleet Company, Inc. (pharmaceuticals).

(*)	Trustees of the Trust serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Trust serve one-year terms, subject to annual reappointment by the Board of Trustees.

Mr. David D. Basten and Mr. David M. Basten are considered to be “interested persons” (as defined in the 1940 Act) of the Trust by virtue of their positions with the Trust’s investment adviser or its affiliated entities.

ADDITIONAL INFORMATION ABOUT THE TRUST’S TRUSTEES AND OFFICERS

IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION,

AVAILABLE WITHOUT CHARGE UPON REQUEST

BY CALLING 1-800-544-6060.

SHAREHOLDER SERVICES

API Funds

P.O. Box 6110

Indianapolis, IN 46206-6110

(888) 933-8274

For Overnight Deliveries:

API Funds

2960 N. Meridian Street

Suite 300

Indianapolis, IN 46208

EXECUTIVE OFFICES

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(800) 544-6060

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, Pennsylvania 19103

This report is submitted for the general

information of the shareholders of the Trust.

The report is not authorized for distribution to

prospective investors in the Trust unless preceded

or accompanied by an effective Prospectus.

www.apifunds.com

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. During the period covered by the report, no amendments were made to the provisions of this code of ethics. During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from a provision of this code of ethics to Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. The Registrant hereby undertakes to provide to any person without charge, upon request, a copy of such code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-544-6060.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant does not have a member who qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. However, although the Board has not determined that any of its members is an “audit committee financial expert” as such term is defined in Item 3 of Form N-CSR, the audit committee members collectively have sufficient financial expertise in business and finance, including the evaluation of the Registrant’s financial statements, supervision of the Registrant’s preparation of its financial statements, and oversight of the work of the Registrant’s independent auditors. Each of the members of the Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR. The Board determined that given the collective financial expertise of the audit committee members, it was not necessary to appoint an audit committee financial expert to the audit committee.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees: The aggregate fees billed for the fiscal years ended January 31, 2015 and January 31, 2014 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $105,000 and $99,000, respectively.

(b)	Audit-Related Fees: The aggregate fees billed for the fiscal years ended January 31, 2015 and January 31, 2014 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $0 and $0, respectively.

(c)	Tax Fees: The aggregate fees billed for the fiscal years ended January 31, 2015 and January 31, 2014 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $21,000 and $21,000, respectively.

(d)	All Other Fees: The aggregate fees billed for the fiscal years ended January 31, 2015 and January 31, 2014 for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) were $0 and $0, respectively.

(e)(1)	Pre-Approval Policies and Procedures. The Registrant’s Audit Committee Charter provides that the Audit Committee shall determine whether to approve, prior to appointment, the engagement of the auditor to provide other audit services to the Registrant or to provide non-audit services to the Registrant, its investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(e)(2)	Percentage of Services Approved by Audit Committee: There were no services described in each of paragraphs (b) through (d) of this Item (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Aggregate Non-Audit Services: The aggregate non-audit fees billed during the fiscal years ended January 31, 2015 and January 31, 2014 by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $21,000 and $21,000, respectively.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Schedule of Investments.

Not applicable. This schedule is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-CSR.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to the Registrant.

(a)(2)	The certification required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to the Registrant.

(b)	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.906CERT. The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN PENSION INVESTORS TRUST

Date: March 30, 2015

/s/ David D. Basten
David D. Basten President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 30, 2015

/s/ David D. Basten
David D. Basten
President

Date: March 30, 2015

/s/ Charles D. Foster
Charles D. Foster
Chief Financial Officer